UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-03940

Strategic Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	11/30
Date of reporting period:	05/31/16

The following N-CSR relates only to the Registrant’s series listed below and does not affect the other series of the Registrant, which have different fiscal year ends and, therefore, different N-CSR reporting requirements.  Separate N-CSR Forms will be filed for those series, as appropriate.

Dreyfus MLP Fund

Dreyfus Select Managers Small Cap Value Fund

Dreyfus U.S. Equity Fund

Global Stock Fund

International Stock Fund

FORM N-CSR

Item 1.       Reports to Stockholders.

Dreyfus U.S. Equity Fund

SEMIANNUAL REPORT May 31, 2016

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

T H E F U N D

F O R M O R E I N F O R M AT I O N

Back Cover

Dreyfus U.S. Equity Fund	The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus U.S. Equity Fund, covering the six-month period from December 1, 2015 through May 31, 2016. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

A choppy U.S. economic recovery generally has remained intact. New job creation, declining unemployment claims, improved consumer confidence, and higher housing prices have supported an economic expansion that so far has lasted seven years. In response, the Federal Reserve Board raised short-term interest rates in December 2015 for the first time in nearly a decade. Broad measures of U.S. stock and bond market performance exhibited heightened volatility on their way to posting relatively mild gains or losses for the reporting period overall.

On the other hand, the global economy has continued to struggle with persistently slow growth despite historically aggressive monetary policies as weak demand, volatile commodity prices, and the lingering effects of various financial crises took their toll. These developments proved especially challenging for financial markets in early 2016, but stocks and riskier sectors of the bond market later rallied to recoup some of their previous losses, and high-quality sovereign bonds mostly benefited from falling interest rates.

While we are encouraged by the recent resilience of the financial markets, we expect volatility to persist until global economic uncertainty abates. In addition, wide differences in underlying fundamental and technical influences across various asset classes, economic sectors, and regional markets suggest that selectivity may be an important determinant of investment success over the months ahead. We encourage you to discuss the implications of our observations with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

J. Charles Cardona
President
The Dreyfus Corporation
June 15, 2016

2

DISCUSSION OF FUND PERFORMANCE

For the period of December 1, 2015 through May 31, 2016, as provided by Charlie Macquaker, Roy Leckie, Jane Henderson and Rodger Nisbet of Walter Scott & Partners Limited (Walter Scott), Sub-investment adviser

Fund and Market Performance Overview

For the six-month period ended May 31, 2016, the Dreyfus U.S. Equity Fund’s Class A shares achieved a return of 3.84%, Class C shares returned 3.45%, Class I shares returned 3.97%, and Class Y shares returned 4.00%.1 In comparison, the fund’s benchmark, the Morgan Stanley Capital International USA Index (“MSCI USA Index”), achieved a 1.24% return over the same period.2

U.S. equities produced mildly positive total returns during the reporting period, masking heightened market volatility. Favorable security selections in the health care and industrials sectors enabled the fund to outperform its benchmark.

The Fund’s Investment Approach

The fund seeks long-term real returns by investing in stocks of companies that are located in the United States. When selecting stocks, Walter Scott seeks companies with fundamental strengths that indicate the potential for sustainable growth. The firm focuses on individual stock selection through extensive fundamental research. Candidates are initially selected for research if they meet certain broad absolute and trend criteria. Financial statements are analyzed in an effort to identify the nature of their cash generation and to understand the variables that add value to their businesses. Companies meeting the financial criteria are subjected to a detailed investigation of their products, costs and pricing, competition, industry position, and outlook.

Steep Market Decline Followed by Robust Rally

U.S. stocks proved choppy over the final weeks of 2015 as investors anticipated and then responded to an increase in short-term interest rates. Moreover, investors reacted negatively to disappointing economic data in Europe and Japan despite aggressively accommodative monetary policies in both regions. The market’s slide intensified in January, when China reported sluggish economic activity, commodity prices plummeted, and investors worried about the potential impact of additional U.S. rate hikes on the global economy.

In mid-February, investor sentiment began to improve in response to stabilizing oil prices, additional easing measures from the European Central Bank and China, and indications that U.S. interest rates would rise more gradually than previously feared. However, volatility proved to be a recurring feature of the investment environment, and investors’ spirits were dampened in late April by mixed corporate earnings reports. The market’s advance resumed in May, enabling the MSCI USA Index to post a modestly positive total return for the reporting period overall.

Outperformance driven by stock selection

As it is designed to do, the fund held up relatively well during the market downturn early in the reporting period, but it began to lag market averages when stocks subsequently rallied. Nonetheless, the fund outperformed its benchmark for the reporting period overall.

The fund’s security selection strategy produced especially favorable results in the health care sector, which contained three of the fund’s top five contributors for the period. Medical devices maker C.R. Bard reported double-digit growth for most of its subsidiaries amid strong demand from the emerging markets. Robotic surgery specialist Intuitive Surgical saw rising demand for its equipment used to perform minimally invasive medical procedures, and the company increased

3

DISCUSSION OF FUND PERFORMANCE (continued)

its sales growth forecast. Medical technology company Stryker achieved strong sales of a knee replacement implant, which drove sales growth in the United States.

The fund’s positions in the industrials sector generally benefited from signs of improving sentiment towards the equipment-and-supplies distribution industry, which triggered a rebound for holdings such as MSC Industrial Direct, Cl. A, Fastenal and W.W. Grainger. In addition, industrial and construction materials supplier Fastenal advanced in anticipation of recovering demand from its customers in the energy production industry. The fund’s relative performance was further bolstered by lack of exposure to the struggling financials sector, and the fund did not own consumer electronics giant Apple at a time when the company experienced slowing smartphone sales.

On a more negative note, several holdings produced disappointing results during the reporting period. Biotechnology firm Gilead Sciences was hurt by weaker-than-expected results in its Hepatitis C franchise. Despite coffee retailer Starbucks reporting strong same-store-sales figures, these fell short of analysts’ expectations. Whilst footwear maker Nike, Cl. B posted positive quarterly returns and signs of strong brand momentum, the company has struggled with greater competitive pressures from rivals Adidas and Under Armour. Electronic components manufacturer TE Connectivity struggled with weaker order growth in China.

A More Selective Investment Environment

In our view, the market transition that began in mid-February is likely to cause investors to turn their primary focus away from macroeconomic influences and toward underlying market and business fundamentals. This shift should prove advantageous for active investment managers who seek stocks of high-quality companies with sustainable earnings growth, strong market positions, and the ability to withstand macroeconomic headwinds. Our conviction today rests on the outlook for the companies held, but we do also believe that the case for active investment and stock selection is also stronger today than it has been for some time.

June 15, 2016

Equity funds are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

1 Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures for the fund reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking in effect through April 1, 2017, at which time it may be extended, terminated, or modified. Had these expenses not been absorbed, Class A and Class C returns would have been lower.

2 SOURCE: Lipper Inc. – Reflects reinvestment of net dividends and, where applicable, capital gain distributions. The Morgan Stanley Capital International USA (MSCI USA) Index is an unmanaged, market capitalization weighted index that is designed to measure the performance of publicly traded stocks issued by companies in the United States. Investors cannot invest directly in any index.

4

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus U.S. Equity Fund from December 1, 2015 to May 31, 2016. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended May 31, 2016
	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$5.86	$9.66	$4.18	$4.08
Ending value (after expenses)	$1,038.40	$1,034.50	$1,039.70	$1,040.00

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended May 31, 2016
	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$5.81	$9.57	$4.14	$4.04
Ending value (after expenses)	$1,019.25	$1,015.50	$1,020.90	$1,021.00

† Expenses are equal to the fund’s annualized expense ratio of 1.15% for Class A, 1.90% for Class C, .82 % for Class I and .80% for Class Y, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

5

STATEMENT OF INVESTMENTS

May 31, 2016 (Unaudited)

Common Stocks - 97.4%	Shares		Value ($)
Capital Goods - 13.5%
Donaldson	337,900	[a]	11,323,029
Emerson Electric	186,900		9,722,538
Fastenal	214,200	[a]	9,859,626
Flowserve	239,200	[a]	11,512,696
MSC Industrial Direct, Cl. A	67,800		5,081,610
Toro	111,300		9,940,203
W.W. Grainger	43,100	[a]	9,841,885
			67,281,587
Consumer Durables & Apparel - 1.8%
NIKE, Cl. B	160,400		8,857,288
Consumer Services - 3.8%
McDonald's	82,100		10,021,126
Starbucks	167,300		9,183,097
			19,204,223
Energy - 7.7%
EOG Resources	143,720		11,693,059
Halliburton	103,800		4,378,284
Occidental Petroleum	150,300		11,338,632
Schlumberger	147,150		11,227,545
			38,637,520
Health Care Equipment & Services - 12.3%
C.R. Bard	45,250		9,911,560
Cerner	166,200	[b]	9,242,382
Intuitive Surgical	15,700	[b]	9,964,947
ResMed	184,000	[a]	10,867,040
Stryker	89,500		9,948,820
Varian Medical Systems	142,100	[a,b]	11,764,459
			61,699,208
Household & Personal Products - 3.5%
Colgate-Palmolive	146,500		10,315,065
Estee Lauder, Cl. A	79,000		7,250,620
			17,565,685
Materials - 10.8%
Ecolab	88,100		10,328,844
FMC	200,300		9,512,247
International Flavors & Fragrances	90,800		11,713,200
Monsanto	113,500		12,765,345

6

Common Stocks - 97.4% (continued)	Shares		Value ($)
Materials - 10.8% (continued)
Praxair	90,300		9,920,358
			54,239,994
Media - 2.0%
Walt Disney	99,300		9,852,546
Pharmaceuticals, Biotechnology & Life Sciences - 9.7%
Biogen	33,300	[b]	9,648,009
Celgene	89,100	[b]	9,401,832
Gilead Sciences	106,300		9,254,478
Johnson & Johnson	88,400		9,961,796
Mettler-Toledo International	26,700	[b]	10,021,044
			48,287,159
Retailing - 4.1%
The TJX Companies	131,500		10,009,780
Tractor Supply	109,200		10,494,120
			20,503,900
Software & Services - 19.1%
Adobe Systems	103,600	[b]	10,305,092
Alphabet, Cl. C	12,906	[b]	9,495,202
Automatic Data Processing	129,100		11,340,144
Cognizant Technology Solutions, Cl. A	176,400	[b]	10,838,016
Jack Henry & Associates	124,700		10,528,421
MasterCard, Cl. A	102,000		9,781,800
Microsoft	204,200		10,822,600
Oracle	302,400		12,156,480
Paychex	193,500		10,491,570
			95,759,325
Technology Hardware & Equipment - 5.2%
Amphenol, Cl. A	172,200		10,111,584
Cisco Systems	410,400		11,922,120
IPG Photonics	44,720	[b]	3,862,914
			25,896,618
Telecommunication Services - 1.8%
TE Connectivity	152,000		9,120,000
Transportation - 2.1%
Expeditors International of Washington	211,800		10,282,890
Total Common Stocks (cost $338,737,316)			487,187,943

7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Other Investment - 1.0%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund (cost $5,216,621)	5,216,621	[c]	5,216,621
Investment of Cash Collateral for Securities Loaned - 2.4%
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund, Institutional Shares (cost $12,065,769)	12,065,769	[c]	12,065,769
Total Investments (cost $356,019,706)	100.8%		504,470,333
Liabilities, Less Cash and Receivables	(.8%)		(4,012,719)
Net Assets	100.0%		500,457,614

a Security, or portion thereof, on loan. At May 31, 2016, the value of the fund’s securities on loan was $43,172,177 and the value of the collateral held by the fund was $43,744,432, consisting of cash collateral of $12,065,769 and U.S. Government & Agency securities valued at $31,678,663.

b Non-income producing security.

c Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited) †	Value (%)
Software & Services	19.1
Capital Goods	13.5
Health Care Equipment & Services	12.3
Materials	10.8
Pharmaceuticals, Biotechnology & Life Sciences	9.7
Energy	7.7
Technology Hardware & Equipment	5.2
Retailing	4.1
Consumer Services	3.8
Money Market Investments	3.4
Household & Personal Products	3.5
Transportation	2.1
Media	2.0
Consumer Durables & Apparel	1.8
Telecommunication Services	1.8
100.8

† Based on net assets.

See notes to financial statements.

8

STATEMENT OF ASSETS AND LIABILITIES

May 31, 2016 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $43,172,177)—Note 1(b):
Unaffiliated issuers	338,737,316	487,187,943
Affiliated issuers	17,282,390	17,282,390
Cash		290
Receivable for investment securities sold		8,290,794
Dividends and securities lending income receivable		745,682
Receivable for shares of Common Stock subscribed		26,427
Prepaid expenses		43,880
		513,577,406
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		343,516
Liability for securities on loan—Note 1(b)		12,065,769
Payable for investment securities purchased		484,491
Payable for shares of Common Stock redeemed		175,006
Interest payable—Note 2		337
Accrued expenses		50,673
		13,119,792
Net Assets ($)		500,457,614
Composition of Net Assets ($):
Paid-in capital		318,101,858
Accumulated undistributed investment income—net		2,133,786
Accumulated net realized gain (loss) on investments		31,771,343
Accumulated net unrealized appreciation (depreciation) on investments		148,450,627
Net Assets ($)		500,457,614

Net Asset Value Per Share	Class A	Class C	Class I	Class Y
Net Assets ($)	1,306,601	247,945	21,583,542	477,319,526
Shares Outstanding	74,202	14,761	1,222,150	27,033,835
Net Asset Value Per Share ($)	17.61	16.80	17.66	17.66

See notes to financial statements.

9

STATEMENT OF OPERATIONS

Six Months Ended May 31, 2016 (Unaudited)

Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers	4,070,937
Affiliated issuers	11,389
Income from securities lending—Note 1(b)	46,312
Total Income	4,128,638
Expenses:
Management fee—Note 3(a)	1,867,876
Registration fees	30,084
Professional fees	28,247
Custodian fees—Note 3(c)	19,651
Directors’ fees and expenses—Note 3(d)	16,944
Shareholder servicing costs—Note 3(c)	6,442
Prospectus and shareholders’ reports	5,420
Interest expense—Note 2	2,413
Loan commitment fees—Note 2	1,707
Distribution fees—Note 3(b)	1,150
Miscellaneous	12,698
Total Expenses	1,992,632
Less—reduction in expenses due to undertaking—Note 3(a)	(553)
Less—reduction in fees due to earnings credits—Note 3(c)	(31)
Net Expenses	1,992,048
Investment Income—Net	2,136,590
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	31,775,704
Net unrealized appreciation (depreciation) on investments	(15,692,673)
Net Realized and Unrealized Gain (Loss) on Investments	16,083,031
Net Increase in Net Assets Resulting from Operations	18,219,621

See notes to financial statements.

10

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended May 31, 2016 (Unaudited)	Year Ended November 30, 2015
Operations ($):
Investment income—net	2,136,590	5,208,033
Net realized gain (loss) on investments	31,775,704	70,822,451
Net unrealized appreciation (depreciation) on investments	(15,692,673)	(70,934,387)
Net Increase (Decrease) in Net Assets Resulting from Operations	18,219,621	5,096,097
Dividends to Shareholders from ($):
Investment income—net:
Class A	(7,798)	(8,272)
Class I	(220,904)	(275,670)
Class Y	(4,980,997)	(6,136,956)
Net realized gain on investments:
Class A	(190,342)	(92,066)
Class C	(47,751)	(24,745)
Class I	(3,049,661)	(1,531,335)
Class Y	(67,524,458)	(33,499,764)
Total Dividends	(76,021,911)	(41,568,808)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	178,004	198,991
Class C	4,787	31,106
Class I	8,355,024	9,925,632
Class Y	44,919,556	59,930,317
Dividends reinvested:
Class A	185,889	91,099
Class C	42,964	20,083
Class I	2,875,955	1,638,458
Class Y	40,176,663	21,529,033
Cost of shares redeemed:
Class A	(342,571)	(815,168)
Class C	(108,924)	(198,982)
Class I	(17,828,487)	(13,715,998)
Class Y	(98,411,967)	(250,167,999)
Increase (Decrease) in Net Assets from Capital Stock Transactions	(19,953,107)	(171,533,428)
Total Increase (Decrease) in Net Assets	(77,755,397)	(208,006,139)
Net Assets ($):
Beginning of Period	578,213,011	786,219,150
End of Period	500,457,614	578,213,011
Undistributed investment income—net	2,133,786	5,206,895

11

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended May 31, 2016 (Unaudited)	Year Ended November 30, 2015
Capital Share Transactions (Shares):
Class A
Shares sold	10,512	10,065
Shares issued for dividends reinvested	11,245	4,624
Shares redeemed	(20,842)	(41,489)
Net Increase (Decrease) in Shares Outstanding	915	(26,800)
Class C
Shares sold	303	1,601
Shares issued for dividends reinvested	2,716	1,057
Shares redeemed	(6,641)	(10,458)
Net Increase (Decrease) in Shares Outstanding	(3,622)	(7,800)
Class Ia
Shares sold	497,239	502,588
Shares issued for dividends reinvested	173,669	83,002
Shares redeemed	(990,843)	(689,970)
Net Increase (Decrease) in Shares Outstanding	(319,935)	(104,380)
Class Ya
Shares sold	2,700,875	3,026,656
Shares issued for dividends reinvested	2,427,593	1,090,630
Shares redeemed	(5,550,185)	(12,657,881)
Net Increase (Decrease) in Shares Outstanding	(421,717)	(8,540,595)

[a] During the period ended May 31, 2016, 140,402 Class Y shares representing $2,380,334 were exchanged for 140,354 Class I shares.

See notes to financial statements.

12

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

	Six Months Ended
	May 31, 2016	Year Ended November 30,
Class A Shares	(Unaudited)	2015	2014	2013	2012	2011
Per Share Data ($):
Net asset value, beginning of period	19.77	20.70	19.67	15.45	14.20	12.83
Investment Operations:
Investment income—net[a]	.04	.08	.10	.08	.08	.04
Net realized and unrealized gain (loss) on investments	.54	.01[b]	1.08	4.25	1.17	1.39
Total from Investment Operations	.58	.09	1.18	4.33	1.25	1.43
Distributions:
Dividends from investment income—net	(.11)	(.08)	(.07)	(.11)	-	-
Dividends from net realized gain on investments	(2.63)	(.94)	(.08)	-	-	(.06)
Total Distributions	(2.74)	(1.02)	(.15)	(.11)	-	(.06)
Net asset value, end of period	17.61	19.77	20.70	19.67	15.45	14.20
Total Return (%)[c]	3.84[d]	.50	6.02	28.20	8.80	11.17
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.19[e]	1.16	1.16	1.15	1.22	1.15
Ratio of net expenses to average net assets	1.15[e]	1.14	1.14	1.14	1.22	1.15
Ratio of net investment income to average net assets	.52[e]	.41	.48	.48	.57	.29
Portfolio Turnover Rate	3.24[d]	13.81	12.14	7.13	5.73	10.61
Net Assets, end of period ($ x 1,000)	1,307	1,449	2,071	2,446	1,810	988

a Based on average shares outstanding.

b In addition to net realized and unrealized losses on investments, this amount includes an increase in net asset value per share resulting from the timing of issuances and redemptions of shares in relation to fluctuating market values for the fund’s investments.

c Exclusive of sales charge.

d Not annualized.

e Annualized.

See notes to financial statements.

13

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	May 31, 2016	Year Ended November 30,
Class C Shares	(Unaudited)	2015	2014	2013	2012	2011
Per Share Data ($):
Net asset value, beginning of period	18.94	19.93	19.04	14.97	13.88	12.65
Investment Operations:
Investment (loss)—net[a]	(.02)	(.07)	(.05)	(.06)	(.05)	(.06)
Net realized and unrealized gain (loss) on investments	.51	.02[b]	1.03	4.13	1.14	1.35
Total from Investment Operations	.49	(.05)	.98	4.07	1.09	1.29
Distributions:
Dividends from investment income—net	-	-	(.01)	-	-	-
Dividends from net realized gain on investments	(2.63)	(.94)	(.08)	-	-	(.06)
Total Distributions	(2.63)	(.94)	(.09)	-	-	(.06)
Net asset value, end of period	16.80	18.94	19.93	19.04	14.97	13.88
Total Return (%)[c]	3.45[d]	(.29)	5.23	27.19	7.85	10.22
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	2.10[e]	2.04	1.94	2.02	2.08	1.94
Ratio of net expenses to average net assets	1.90[e]	1.90	1.88	1.93	2.08	1.94
Ratio of net investment (loss) to average net assets	(.25)[e]	(.35)	(.26)	(.34)	(.33)	(.47)
Portfolio Turnover Rate	3.24[d]	13.81	12.14	7.13	5.73	10.61
Net Assets, end of period ($ x 1,000)	248	348	522	1,016	278	214

a Based on average shares outstanding.

b In addition to net realized and unrealized losses on investments, this amount includes an increase in net asset value per share resulting from the timing of issuances and redemptions of shares in relation to fluctuating market values for the fund’s investments.

c  Exclusive of sales charge.

d Not annualized.

e Annualized.

See notes to financial statements.

14

	Six Months Ended
	May 31, 2016	Year Ended November 30,
Class I Shares	(Unaudited)	2015	2014	2013	2012	2011
Per Share Data ($):
Net asset value, beginning of period	19.88	20.82	19.77	15.51	14.27	12.88
Investment Operations:
Investment income—net[a]	.07	.15	.16	.14	.14	.09
Net realized and unrealized gain (loss) on investments	.53	.02[b]	1.09	4.27	1.17	1.38
Total from Investment Operations	.60	.17	1.25	4.41	1.31	1.47
Distributions:
Dividends from investment income—net	(.19)	(.17)	(.12)	(.15)	(.07)	(.02)
Dividends from net realized gain on investments	(2.63)	(.94)	(.08)	-	-	(.06)
Total Distributions	(2.82)	(1.11)	(.20)	(.15)	(.07)	(.08)
Net asset value, end of period	17.66	19.88	20.82	19.77	15.51	14.27
Total Return (%)	3.97[c]	.88	6.37	28.75	9.23	11.46
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.82[d]	.80	.78	.79	.80	.82
Ratio of net expenses to average net assets	.82[d]	.80	.78	.79	.80	.82
Ratio of net investment income to average net assets	.85[d]	.75	.77	.81	.95	.67
Portfolio Turnover Rate	3.24[c]	13.81	12.14	7.13	5.73	10.61
Net Assets, end of period ($ x 1,000)	21,584	30,654	34,278	817,867	535,019	376,490

a Based on average shares outstanding.

b In addition to net realized and unrealized losses on investments, this amount includes an increase in net asset value per share resulting from the timing of issuances and redemptions of shares in relation to fluctuating market values for the fund’s investments.

c Not annualized.

d Annualized.

See notes to financial statements.

15

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	May 31, 2016	Year Ended November 30,
Class Y Shares	(Unaudited)	2015	2014	2013[a]
Per Share Data ($):
Net asset value, beginning of period	19.88	20.82	19.76	17.41
Investment Operations:
Investment income—net[b]	.07	.15	.20	.06
Net realized and unrealized gain (loss) on investments	.53	.02[c]	1.06	2.29
Total from Investment Operations	.60	.17	1.26	2.35
Distributions:
Dividends from investment income—net	(.19)	(.17)	(.12)	-
Dividends from net realized gain on investments	(2.63)	(.94)	(.08)	-
Total Distributions	(2.82)	(1.11)	(.20)	-
Net asset value, end of period	17.66	19.88	20.82	19.76
Total Return (%)	4.00[d]	.89	6.43	13.50[d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.80[e]	.79	.79	.76[e]
Ratio of net expenses to average net assets	.80[e]	.79	.79	.76[e]
Ratio of net investment income to average net assets	.86[e]	.76	1.03	.78[e]
Portfolio Turnover Rate	3.24[d]	13.81	12.14	7.13
Net Assets, end of period ($ x 1,000)	477,320	545,762	749,348	1

a From July 1, 2013 (commencement of initial offering) to November 30, 2013.

b Based on average shares outstanding.

c In addition to net realized and unrealized losses on investments, this amount includes an increase in net asset value per share resulting from the timing of issuances and redemptions of shares in relation to fluctuating market values for the fund’s investments.

d Not annualized.

e Annualized.

See notes to financial statements.

16

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus U.S. Equity Fund (the “fund”) is a separate diversified series of Strategic Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering ten series, including the fund. The fund’s investment objective is to seek long-term total return. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Walter Scott & Partners Limited (“Walter Scott”), a wholly-owned subsidiary of BNY Mellon and an affiliate of Dreyfus, serves as the fund’s sub-investment adviser. The fund is closed to new investors.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares. The fund is authorized to issue 100 million shares of $.001 par value Common Stock in each of the following classes of shares: Class A, Class C, Class I and Class Y. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I and Class Y shares are sold at net asset value per share generally to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is

18

used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Company’s Board of Directors (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of May 31, 2016 in valuing the fund’s investments:

19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities - Domestic Common Stocks†	487,187,943	-	-	487,187,943
Mutual Funds	17,282,390	-	-	17,282,390

† See Statement of Investments for additional detailed categorizations.

At May 31, 2016, there were no transfers between levels of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus, or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended May 31, 2016, The Bank of New York Mellon earned $13,386 from lending portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in

20

affiliated investment companies during the period ended May 31, 2016 were as follows:

Affiliated Investment Company	Value 11/30/2015 ($)	Purchases ($)	Sales ($)	Value 5/31/2016 ($)	Net Assets (%)
Dreyfus Institutional Preferred Plus Money Market Fund	8,359,354	69,670,463	72,813,196	5,216,621	1.0
Dreyfus Institutional Cash Advantage Fund, Institutional Shares	6,050,969	50,148,336	44,133,536	12,065,769	2.4
Total	14,410,323	119,818,799	116,946,732	17,282,390	3.4

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended May 31, 2016, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended May 31, 2016, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended November 30, 2015 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended November 30, 2015 was as follows: ordinary income $8,608,110 and long-term capital gains $32,960,698. The tax character of current year distributions will be determined at the end of the current fiscal year.

21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $555 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to January 11, 2016, the unsecured credit facility with Citibank, N.A. was $480 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

The average amount of borrowings outstanding under the Facilities during the period ended May 31, 2016 was approximately $357,900 with a related weighted average annualized interest rate of 1.35%.

NOTE 3—Management Fee, Sub-Investment Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of .75% of the value of the fund’s average daily net assets and is payable monthly. Dreyfus has contractually agreed, from December 1, 2015 through April 1, 2017, to waive receipt of its fees and/or assume the direct expenses of the fund, so that the expenses of none of the classes (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .90% of the value of the fund’s average daily net assets. The reduction in expenses, pursuant to the undertaking, amounted to $553 during the period ended May 31, 2016.

Pursuant to a sub-investment advisory agreement between Dreyfus and Walter Scott, Dreyfus pays Walter Scott a monthly fee at an annual percentage of the value of the fund’s average daily net assets.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended May 31, 2016, Class C shares were charged $1,150 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as

22

answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended May 31, 2016, Class A and Class C shares were charged $1,561 and $383, respectively, pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended May 31, 2016, the fund was charged $1,761 for transfer agency services and $67 for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $31.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended May 31, 2016, the fund was charged $19,651 pursuant to the custody agreement.

During the period ended May 31, 2016, the fund was charged $4,812 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $317,398, Distribution Plan fees $173, Shareholder Services Plan fees $315, custodian fees $20,042, Chief Compliance Officer fees $4,010 and transfer agency fees $1,668, which are offset against an expense reimbursement currently in effect in the amount of $90.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended May 31, 2016, amounted to $16,059,662 and $118,147,427, respectively.

At May 31, 2016, accumulated net unrealized appreciation on investments was $148,450,627, consisting of $165,015,549 gross unrealized appreciation and $16,564,922 gross unrealized depreciation.

At May 31, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

24

NOTES

25

For More Information

Dreyfus U.S. Equity Fund

200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Sub-Investment Adviser

Walter Scott & Partners Limited
(Walter Scott)
One Charlotte Square
Edinburgh, Scotland, UK

Custodian

The Bank of New York Mellon
225 Liberty Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols:	Class A: DPUAX Class C: DPUCX Class I: DPUIX Class Y: DPUYX

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. (phone 1-800-SEC-0330 for information).

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2016 MBSC Securities Corporation 6011SA0516

Dreyfus Select Managers Small Cap Value Fund

SEMIANNUAL REPORT May 31, 2016

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

T H E F U N D

F O R M O R E I N F O R M AT I O N

Back Cover

Dreyfus Select Managers Small Cap Value Fund	The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Select Managers Small Cap Value Fund, covering the six-month period from December 1, 2015 through May 31, 2016. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

A choppy U.S. economic recovery generally has remained intact. New job creation, declining unemployment claims, improved consumer confidence, and higher housing prices have supported an economic expansion that so far has lasted seven years. In response, the Federal Reserve Board raised short-term interest rates in December 2015 for the first time in nearly a decade. Broad measures of U.S. stock and bond market performance exhibited heightened volatility on their way to posting relatively mild gains or losses for the reporting period overall.

On the other hand, the global economy has continued to struggle with persistently slow growth despite historically aggressive monetary policies as weak demand, volatile commodity prices, and the lingering effects of various financial crises took their toll. These developments proved especially challenging for financial markets in early 2016, but stocks and riskier sectors of the bond market later rallied to recoup some of their previous losses, and high-quality sovereign bonds mostly benefited from falling interest rates.

While we are encouraged by the recent resilience of the financial markets, we expect volatility to persist until global economic uncertainty abates. In addition, wide differences in underlying fundamental and technical influences across various asset classes, economic sectors, and regional markets suggest that selectivity may be an important determinant of investment success over the months ahead. We encourage you to discuss the implications of our observations with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

J. Charles Cardona
President
The Dreyfus Corporation
June 15, 2016

2

DISCUSSION OF FUND PERFORMANCE

For the period of December 1, 2015 through May 31, 2016, as provided by Keith L. Stransky and Robert B. Mayerick, Portfolio Allocation Managers, EACM Advisors LLC

Fund and Market Performance Overview

For the six-month period ended May 31, 2016, Dreyfus Select Managers Small Cap Value Fund’s Class A, Class C, Class I, and Class Y shares at NAV produced total returns of -2.24%, -2.59%, -2.09%, and -2.06%, respectively.1 In comparison, the Russell 2000® Value Index (the “Index”), the fund’s benchmark, returned 0.19% for the same period.2

Small-cap stocks produced roughly flat returns over the reporting period, masking heightened market volatility stemming from global economic concerns. The fund lagged its benchmark, mainly due to underweighted exposure to the lower quality and dividend-paying companies that led the market.

The Fund’s Investment Approach

The fund seeks capital appreciation. To pursue its goal, the fund normally invests at least 80% of its net assets in the stocks of small-cap companies.

The fund uses a “multi-manager” approach by selecting various sub-advisers to manage its assets. As the fund’s portfolio allocation managers, we seek sub-advisers that complement one another’s style of investing, consistent with the fund’s investment goal. We monitor and evaluate the performance of the sub-advisers and will make corresponding recommendations to Dreyfus and the fund’s board based on our evaluations.

The fund’s assets are currently under the day-to-day portfolio management of seven sub-advisers, each acting independently of one another and using their own methodology to select portfolio investments. As of the end of the reporting period, 14% of the fund’s assets are under the management of Thompson, Siegel, and Walmsley, LLC, which employs a combination of quantitative and qualitative security selection methods based on a four-factor valuation model. Approximately 24% of the fund’s assets are under the management of Walthausen & Co., LLC, which uses a proprietary valuation model to identify companies that are trading at a discount to their intrinsic values. Approximately 14% of the fund’s assets are under the management of Neuberger Berman Investment Advisers LLC, which uses fundamental analysis and a bottom-up stock selection process to identify publicly traded small-cap companies selling at a material discount to their intrinsic value. Approximately 7% of the fund’s assets are under the management of Lombardia Capital Partners, which uses fundamental analysis and a bottom-up value-oriented approach in seeking stocks trading below their intrinsic values. Approximately 9% of the fund’s assets are under the management of Kayne Anderson Rudnick Investment Management, LLC, which employs a fundamental, bottom-up, research-driven investment process in seeking to identify high-quality companies whose securities are trading at attractive valuations. Approximately 24% of the fund’s assets are under the management of Channing Capital Management, LLC, which employs intensive, fundamental, bottom-up research to identify high-quality companies with strong balance sheets and management teams. Finally, approximately 8% of the fund’s assets are allocated to Eastern Shore Capital Management, which focuses on companies with quality fundamentals. These percentages can change over time, within ranges described in the prospectus.

3

DISCUSSION OF FUND PERFORMANCE (continued)

Market Declines Followed by Robust Rally

Small-cap stocks traded in a relatively narrow range in late 2015, masking divergent results across industry groups, as some market sectors benefited from encouraging economic data, and others were hurt by falling commodity prices. In early 2016, oil prices deteriorated further and fears intensified that higher short-term interest rates might weigh on economic growth. Consequently, stocks declined sharply in January and early February. Equities subsequently rebounded when commodity prices stabilized and monetary policymakers delayed additional rate increases. Mixed corporate earnings and disappointing GDP growth sparked more volatility in April and May, but the Russell 2000 Value Index ended the reporting period with a roughly flat total return.

Robust Demand for Dividend-Paying Stocks

In this turbulent investment environment, and in light of historically low interest rates, investors turned their attention to the stocks of relatively defensive, dividend-paying companies, such as real estate investment trusts and utilities. The fund’s underweighted exposure to these industry groups constrained its relative performance. In addition, our security selection strategy proved counterproductive in the information technology sector, where monitoring systems producer OSI Systems reported weaker-than-expected results in its medical segment, and personal finance website Bankrate encountered competitive pressures.

The fund achieved better results in the energy sector through favorable timing in the purchase of stocks, such as Helix Energy Solutions and RSP Permian, that advanced during the rally over the reporting period’s second half. In the health care sector, Charles River Laboratories International reported better-than-expected earnings, and HealthSouth Group boosted revenues after recent accretive acquisitions.

Finding Opportunities among Small-Cap Stocks

Although economic conditions have been sluggish due in part to challenges in overseas markets, it is worth noting that U.S. small-cap companies derive the vast majority of their revenues from domestic markets. With the U.S. economy faring better than its global counterparts, we expect small-cap business fundamentals to remain sound.

During the reporting period, we eliminated the fund’s position in Iridian Asset Management LLC, and we redeployed those assets among the remaining seven subadvisers.

June 15, 2016

Equity funds are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

The prices of small company stocks tend to be more volatile than the prices of large company stocks, mainly because these companies have less established and more volatile earnings histories. They also tend to be less liquid than larger company stocks.

As of 4/30/16, the companies mentioned represented 2.68% of the fund’s portfolio in the aggregate; portfolio composition is subject to change at any time. The holdings listed should not be considered recommendations to buy or sell a particular security. Other holdings may not have performed as well as some of those listed herein. Portfolio composition is subject to change at any time.

1 Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking in effect through April 1, 2017, at which time it may be extended, terminated, or modified. Had these expenses not been absorbed, the fund’s returns would have been lower.

2 SOURCE: Lipper Inc. — Reflects the reinvestment of dividends and, where applicable, capital gain distributions. The Russell 2000 Value Index is an unmanaged index, which measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. Investors cannot invest directly in any index.

4

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Select Managers Small Cap Value Fund from December 1, 2015 to May 31, 2016. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended May 31, 2016

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$ 6.43	$ 10.12	$ 4.85	$ 4.70
Ending value (after expenses)	$977.60	$974.10	$979.10	$979.40

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended May 31, 2016

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$ 6.56	$ 10.33	$ 4.95	$ 4.80
Ending value (after expenses)	$1,018.50	$1,014.75	$1,020.10	$1,020.25

† Expenses are equal to the fund’s annualized expense ratio of 1.30% for Class A, 2.05% for Class C, .98% for Class I and .95% for Class Y, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

5

STATEMENT OF INVESTMENTS

May 31, 2016 (Unaudited)

Common Stocks - 97.0%	Shares		Value ($)
Automobiles & Components - 1.6%
American Axle & Manufacturing Holdings	33,585	[a]	559,862
Dana Holding	68,090		818,442
Dorman Products	12,820	[a]	707,792
Gentherm	27,900	[a]	1,020,582
Horizon Global	64,678		753,499
Miller Industries	23,340		498,542
Motorcar Parts of America	26,300	[a]	787,948
Superior Industries International	86,530		2,348,424
Thor Industries	35,812		2,327,780
Winnebago Industries	86,670		1,951,808
			11,774,679
Banks - 14.7%
Banc of California	23,234		466,074
Bancorp	113,300	[a,b]	764,775
Bank of Hawaii	54,530	[b]	3,917,980
BankUnited	113,024		3,741,094
BBCN Bancorp	65,397		1,063,355
BofI Holding	52,300	[a,b]	981,671
Boston Private Financial Holdings	107,500		1,353,425
Brookline Bancorp	111,465		1,296,338
Bryn Mawr Bank	50,990		1,490,948
Cathay General Bancorp	37,485		1,155,288
City Holding	35,350		1,737,806
Columbia Banking System	199,883		6,090,435
Commerce Bancshares	29,993		1,467,557
Community Bank System	44,345		1,828,788
Customers Bancorp	58,990	[a]	1,586,241
CVB Financial	115,180	[b]	2,021,409
Dime Community Bancshares	93,100		1,709,316
Eagle Bancorp	61,306	[a]	3,156,646
East West Bancorp	33,462		1,291,633
Essent Group	88,375	[a]	1,931,878
F.N.B.	35,058		469,427
First Busey	36,400		807,716
First Financial Bancorp	92,540		1,829,516
First Financial Bankshares	49,500	[b]	1,658,745
First Niagara Financial Group	23,060		251,815

6

Common Stocks - 97.0% (continued)	Shares		Value ($)
Banks - 14.7% (continued)
Great Southern Bancorp	28,790		1,129,432
Hancock Holding	29,220		803,258
Huntington Bancshares	203,580		2,127,411
IBERIABANK	95,195		5,902,090
Independent Bank	84,751		4,177,377
Investors Bancorp	105,140		1,258,526
Lakeland Financial	38,360		1,882,325
MB Financial	169,728	[b]	6,135,667
Nationstar Mortgage Holdings	77,000	[a,b]	982,520
NMI Holdings, Cl. A	246,900	[a]	1,540,656
Opus Bank	6,966		262,340
PacWest Bancorp	141,408		5,893,885
Popular	44,400		1,391,496
PrivateBancorp	30,940		1,372,189
Provident Financial Services	26,605		543,274
Radian Group	107,200	[b]	1,330,352
Signature Bank	8,630	[a]	1,165,050
South State	63,229		4,583,470
Southside Bancshares	67,407		1,987,828
Stock Yards Bancorp	31,665		919,235
TCF Financial	88,850		1,276,775
Texas Capital Bancshares	137,763	[a]	7,058,976
TriCo Bancshares	61,440		1,730,150
TrustCo Bank	232,233		1,525,771
Umpqua Holdings	74,150		1,185,659
Wilshire Bancorp	82,840		946,861
WSFS Financial	53,970		1,914,316
Yadkin Financial	44,130		1,168,121
			106,264,886
Capital Goods - 9.8%
AAON	30,020		823,749
AAR	31,310		764,277
Aerojet Rocketdyne Holdings	50,500	[a,b]	870,620
AeroVironment	36,750	[a]	1,058,768
Albany International, Cl. A	18,500		727,605
Allied Motion Technologies	39,458		898,853
American Woodmark	12,815	[a]	1,034,939
Armstrong Flooring	27,197		451,198
Armstrong World Industries	17,035	[a]	704,397

7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 97.0% (continued)	Shares		Value ($)
Capital Goods - 9.8% (continued)
Briggs & Stratton	85,450		1,907,244
Chart Industries	30,620	[a]	794,895
CLARCOR	17,400		1,031,820
Colfax	13,305	[a]	360,432
Columbus McKinnon	76,460		1,145,371
DigitalGlobe	74,400	[a]	1,557,192
Dycom Industries	13,795	[a]	1,171,058
EMCOR Group	29,900		1,421,745
Franklin Electric	7,317		244,241
FreightCar America	71,110		1,024,695
GATX	30,020	[b]	1,377,017
Graco	29,500		2,367,965
Great Lakes Dredge and Dock	366,840	[a]	1,672,790
H&E Equipment Services	50,800		976,376
Harsco	84,500		556,010
Hexcel	124,984		5,458,051
Hillenbrand	141,081		4,404,549
Houston Wire & Cable	82,830		447,282
Hyster-Yale Materials Handling	8,300		508,873
ITT	60,400		2,144,804
John Bean Technologies	28,050		1,702,074
KBR	101,340		1,474,497
KEYW Holding	166,930	[a,b]	1,489,016
Lydall	41,071	[a]	1,554,948
Manitowoc	80,250	[b]	457,425
Manitowoc Foodservice	48,950		806,207
Meritor	71,210	[a]	629,496
Mueller Water Products, Cl. A	261,180		2,875,592
Oshkosh	15,018		689,476
Owens Corning	25,000		1,276,750
Ply Gem Holdings	151,850	[a]	2,283,824
RBC Bearings	27,600	[a]	2,067,240
Spirit AeroSystems Holdings, Cl. A	48,510	[a]	2,269,298
Standex International	19,835		1,719,099
Sun Hydraulics	29,300		857,611
Teledyne Technologies	10,940	[a]	1,073,542
The Greenbrier Companies	39,070	[b]	1,121,309
Toro	4,705		420,204
Trinity Industries	79,110		1,428,727

8

Common Stocks - 97.0% (continued)	Shares		Value ($)
Capital Goods - 9.8% (continued)
Triumph Group	10,532		397,372
Tutor Perini	137,560	[a]	3,111,607
Twin Disc	30,580		293,568
Valmont Industries	6,800		940,576
Woodward	29,985		1,707,346
			70,553,620
Commercial & Professional Services - 7.3%
ABM Industries	133,307		4,555,100
ACCO Brands	49,058	[a]	487,637
ARC Document Solutions	132,300	[a]	560,952
Cardtronics	20,200	[a]	793,658
CBIZ	22,235	[a]	234,802
CEB	32,950		2,100,892
Clean Harbors	57,710	[a]	2,971,488
Covanta Holding	188,840	[b]	3,147,963
Deluxe	30,472		1,984,641
G&K Services, Cl. A	18,250		1,368,020
Heritage-Crystal Clean	74,980	[a]	892,262
Huron Consulting Group	81,734	[a]	4,784,708
Korn/Ferry International	39,290		1,133,517
Matthews International, Cl. A	103,233		5,664,395
McGrath RentCorp	141,267		4,030,348
MSA Safety	106,338		5,356,245
Pitney Bowes	111,337		2,074,208
R.R. Donnelley & Sons	37,834		616,316
Steelcase, Cl. A	449,596		7,175,552
Tetra Tech	27,967		855,790
UniFirst	16,120		1,864,600
			52,653,094
Consumer Durables & Apparel - 2.5%
Bassett Furniture Industries	56,060		1,564,635
Columbia Sportswear	7,300		388,141
Crocs	64,470	[a]	634,385
CSS Industries	33,540		896,860
Deckers Outdoor	14,800	[a,b]	778,332
Helen of Troy	5,355	[a]	550,655
iRobot	14,600	[a,b]	562,100
La-Z-Boy	58,880		1,559,142
Libbey	21,847		373,365

9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 97.0% (continued)	Shares		Value ($)
Consumer Durables & Apparel - 2.5% (continued)
M.D.C. Holdings	57,550		1,337,462
M/I Homes	130,860	[a]	2,470,637
Nautilus	35,700	[a]	736,491
Polaris Industries	15,880	[b]	1,350,118
Skullcandy	154,900	[a]	602,561
Steven Madden	26,200	[a]	898,922
TRI Pointe Group	65,715	[a]	766,237
Unifi	76,020	[a]	1,910,383
Vera Bradley	61,500	[a,b]	942,180
			18,322,606
Consumer Services - 2.2%
American Public Education	55,570	[a]	1,570,408
Ascent Capital Group, Cl. A	35,400	[a]	663,396
Bloomin' Brands	67,635		1,288,447
Cheesecake Factory	57,610		2,873,011
Houghton Mifflin Harcourt	47,400	[a]	815,280
Interval Leisure Group	134,600		1,932,856
Jamba	80,700	[a,b]	920,787
LifeLock	93,900	[a,b]	1,227,273
Marriott Vacations Worldwide	12,335		747,501
Ruth's Hospitality Group	13,392		222,441
SeaWorld Entertainment	218,170	[b]	3,809,248
			16,070,648
Diversified Financials - 3.7%
Ares Capital	81,742		1,213,051
Artisan Partners Asset Management, Cl. A	64,450		2,106,226
Cowen Group, Cl. A	422,800	[a,b]	1,416,380
Encore Capital Group	87,845	[a,b]	2,362,152
Evercore Partners, Cl. A	108,149		5,623,748
First Cash Financial Services	20,000		873,800
FNFV Group	121,460	[a]	1,459,949
Gain Capital Holdings	75,625		523,325
Green Dot, Cl. A	75,800	[a]	1,672,148
HFF, Cl. A	87,700		2,823,940
Janus Capital Group	31,067		471,597
New Mountain Finance	39,504		496,960
Stifel Financial	142,044	[a]	5,366,422
Waddell & Reed Financial, Cl. A	23,158		494,886
			26,904,584

10

Common Stocks - 97.0% (continued)	Shares		Value ($)
Energy - 3.0%
Advanced Energy Industries	14,735	[a]	562,435
Aegean Marine Petroleum Network	120,900		805,194
Atwood Oceanics	19,076		203,541
Core Laboratories	15,530	[b]	1,883,013
Delek US Holdings	63,200		870,896
Dril-Quip	9,090	[a]	554,763
Era Group	105,680	[a]	1,011,358
Helix Energy Solutions Group	122,100	[a,b]	978,021
ION Geophysical	12,524	[a,b]	87,292
Laredo Petroleum	216,452	[a,b]	2,621,234
McDermott International	78,220	[a,b]	371,545
Newpark Resources	149,100	[a]	684,369
Oil States International	104,569	[a]	3,436,137
PBF Energy, Cl. A	20,600		543,222
PDC Energy	9,575	[a]	555,829
RSP Permian	153,810	[a,b]	5,064,963
Synergy Resources	74,772	[a]	451,623
TETRA Technologies	144,690	[a]	791,454
Tidewater	27,045		117,105
			21,593,994
Exchange-Traded Funds - .5%
iShares Russell 2000 ETF	29,077	[b]	3,343,855
Food & Staples Retailing - .5%
Andersons	35,250		1,261,245
Casey's General Stores	8,400		1,009,764
SpartanNash	10,069		299,150
United Natural Foods	14,786	[a]	550,926
Village Super Market, Cl. A	27,750		752,025
			3,873,110
Food, Beverage & Tobacco - 1.3%
Calavo Growers	14,445		817,731
Lancaster Colony	13,945		1,690,552
MGP Ingredients	58,890		1,926,881
National Beverage	46,693	[a]	2,431,771
Sanderson Farms	4,024		360,993
Seaboard	14	[a]	42,280
TreeHouse Foods	18,900	[a,b]	1,789,830
			9,060,038

11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 97.0% (continued)	Shares		Value ($)
Health Care Equipment & Services - 4.0%
Accuray	155,890	[a,b]	849,601
Aceto	24,175		539,344
Addus HomeCare	37,510	[a]	750,200
Air Methods	74,798	[a,b]	2,533,408
Allscripts Healthcare Solutions	124,260	[a]	1,676,267
AmSurg	3,565	[a]	266,626
Analogic	6,400		524,800
Anika Therapeutics	21,500	[a]	1,017,380
BioTelemetry	89,300	[a]	1,555,606
Cynosure, Cl. A	24,500	[a]	1,170,365
Globus Medical, Cl. A	25,150	[a]	609,636
Haemonetics	13,000	[a]	364,000
Halyard Health	16,930	[a]	526,354
HealthSouth	54,739		2,207,076
HeartWare International	11,400	[a,b]	335,160
ICU Medical	5,350	[a]	556,347
Kindred Healthcare	319,173		3,788,584
LHC Group	42,010	[a]	1,764,420
Luminex	25,500	[a]	525,045
Molina Healthcare	41,670	[a,b]	2,018,078
Natus Medical	14,930	[a]	482,687
NuVasive	11,840	[a]	643,741
Patterson	52,650		2,569,847
PharMerica	24,883	[a]	661,141
Providence Service	700	[a]	33,292
Team Health Holdings	9,895	[a]	474,663
WellCare Health Plans	5,570	[a]	564,909
			29,008,577
Household & Personal Products - .4%
Elizabeth Arden	49,260	[a,b]	452,207
Nu Skin Enterprises, Cl. A	2,355		92,905
WD-40	18,780		2,091,529
			2,636,641
Insurance - 4.5%
American Equity Investment Life Holding	101,110		1,638,993
American Financial Group	20,230		1,482,454
Assurant	15,450		1,350,176
Endurance Specialty Holdings	20,300		1,378,776
Federated National Holding, Cl. C	52,900		1,141,582

12

Common Stocks - 97.0% (continued)	Shares		Value ($)
Insurance - 4.5% (continued)
First American Financial	134,648		5,148,940
Greenlight Capital Re, Cl. A	44,300	[a,b]	901,062
Horace Mann Educators	88,740		3,022,484
Infinity Property & Casualty	14,400		1,122,192
Maiden Holdings	121,700	[b]	1,596,704
Navigators Group	27,130		2,471,000
Primerica	116,540	[b]	6,539,059
RLI	32,900		2,175,019
Stewart Information Services	53,673		1,997,709
Validus Holdings	14,474		704,739
			32,670,889
Materials - 5.9%
A. Schulman	144,157		3,648,614
American Vanguard	107,300	[a]	1,405,630
Ampco-Pittsburgh	18,230		262,330
AptarGroup	20,090		1,552,153
Avery Dennison	47,560		3,537,513
Chemtura	43,740	[a]	1,166,983
Clearwater Paper	8,038	[a]	503,259
Cliffs Natural Resources	129,130	[a,b]	552,676
Commercial Metals	77,380		1,328,615
Compass Minerals International	6,800	[b]	530,060
Crown Holdings	51,210	[a]	2,671,626
Ferro	265,381	[a]	3,670,219
Ferroglobe	130,600		1,191,072
GCP Applied Technologies	141,500		3,357,795
Greif, Cl. A	19,003		681,448
Intrepid Potash	470,460	[a]	597,484
Kaiser Aluminum	14,503		1,243,052
Koppers Holdings	14,458	[a]	365,932
Materion	64,740		1,566,061
Mercer International	60,119		541,672
Nevsun Resources	309,060		1,026,079
PolyOne	193,190		7,238,829
Resolute Forest Products	112,400	[a,b]	684,516
RPC	28,500	[a]	420,375
Sonoco Products	5,452		259,897
Stepan	33,030		1,905,501

13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 97.0% (continued)	Shares		Value ($)
Materials - 5.9% (continued)
TriMas	45,036	[a]	769,665
			42,679,056
Media - 1.9%
Cinemark Holdings	73,950		2,675,511
E.W. Scripps, Cl. A	66,700	[a,b]	1,124,562
Gray Television	150,142	[a]	1,774,678
Meredith	115,832		5,733,684
New Media Investment Group	89,041		1,551,985
World Wrestling Entertainment, Cl. A	51,000	[b]	896,070
			13,756,490
Pharmaceuticals, Biotechnology & Life Sciences - 2.1%
Albany Molecular Research	59,545	[a]	864,593
Cambrex	47,760	[a]	2,335,942
Cempra	10,705	[a]	201,147
Charles River Laboratories International	106,723	[a]	9,170,707
Fluidigm	42,300	[a,b]	416,232
Kite Pharma	3,405	[a]	174,506
Lannett	26,500	[a,b]	646,335
Myriad Genetics	6,810	[a]	230,791
Neurocrine Biosciences	10,385	[a]	515,615
PAREXEL International	5,840	[a]	367,278
			14,923,146
Real Estate - 5.3%
Alexander & Baldwin	13,790		519,331
Chatham Lodging Trust	45,600	[c]	989,064
Communications Sales & Leasing	36,600	[c]	914,268
Corporate Office Properties Trust	236,462	[c]	6,391,568
CyrusOne	12,335	[c]	608,239
Equity Commonwealth	51,800	[a,c]	1,496,502
FelCor Lodging Trust	167,400	[c]	1,106,514
First Industrial Realty Trust	189,163	[c]	4,683,676
First Potomac Realty Trust	33,319	[c]	298,205
GEO Group	14,942	[c]	496,971
Healthcare Realty Trust	149,972	[c]	4,767,610
Hersha Hospitality Trust	49,416		875,652
Highwoods Properties	11,355	[c]	552,534
iStar	101,669	[a,c]	1,040,074
LaSalle Hotel Properties	34,476	[c]	796,740
Lexington Realty Trust	106,400	[c]	1,005,480

14

Common Stocks - 97.0% (continued)	Shares		Value ($)
Real Estate - 5.3% (continued)
Medical Properties Trust	60,222	[c]	885,263
New Senior Investment Group	159,023	[c]	1,649,069
Newcastle Investment	225,550	[c]	1,012,720
Outfront Media	50,865	[c]	1,131,238
Parkway Properties	76,512	[c]	1,335,134
QTS Realty Trust, Cl. A	5,410	[c]	279,535
Ramco-Gershenson Properties Trust	62,164	[c]	1,119,574
RE/MAX Holdings, Cl. A	58,600		2,366,854
Sovran Self Storage	7,135	[c]	772,506
Sun Communities	7,135	[c]	498,237
Sunstone Hotel Investors	40,760	[c]	490,750
			38,083,308
Retailing - 3.1%
Asbury Automotive Group	5,827	[a]	326,895
Barnes & Noble	97,400		1,132,762
Big Lots	75,080	[b]	3,926,684
Buckle	11,752		290,627
Comfort Systems USA	700		22,400
DSW, Cl. A	21,522		455,406
Express	134,861	[a]	1,960,879
Finish Line, Cl. A	81,979		1,486,279
Genesco	2,041	[a]	131,849
G-III Apparel Group	27,459	[a]	1,074,196
GNC Holdings, Cl. A	92,280		2,403,894
Hibbett Sports	29,708	[a]	1,026,114
Lithia Motors, Cl. A	49,166		4,048,328
New York & Co.	61,280	[a]	107,853
Office Depot	165,988	[a]	594,237
Rent-A-Center	42,461		559,211
Select Comfort	33,002	[a]	739,905
Sonic Automotive, Cl. A	50,076		894,357
West Marine	58,710	[a]	538,958
Zumiez	45,033	[a]	670,091
			22,390,925
Semiconductors & Semiconductor Equipment - 3.6%
Amkor Technology	150,280	[a]	948,267
Cabot Microelectronics	59,495		2,566,614
CEVA	31,530	[a]	852,571
ChipMOS TECHNOLOGIES Bermuda	41,700		786,879

15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 97.0% (continued)	Shares		Value ($)
Semiconductors & Semiconductor Equipment - 3.6% (continued)
Cypress Semiconductor	90,565	[b]	962,706
Entegris	59,990	[a]	855,457
FormFactor	113,150	[a,b]	811,286
Inphi	11,840	[a]	369,290
Intersil, Cl. A	31,635		427,705
M/A-COM Technology Solutions Holdings	33,200	[a,b]	1,195,200
MaxLinear, Cl. A	17,195	[a]	356,280
Mellanox Technologies	30,790	[a]	1,459,446
Microsemi	156,591	[a]	5,297,474
MKS Instruments	19,470		797,881
Monolithic Power Systems	6,325		432,187
Photronics	23,575	[a]	226,320
Rambus	172,880	[a]	2,091,848
Rudolph Technologies	33,000	[a]	481,800
Silicon Laboratories	12,005	[a]	597,249
Teradyne	51,850		1,027,149
Ultratech	98,890	[a]	2,255,681
Veeco Instruments	46,200	[a]	821,898
			25,621,188
Software & Services - 6.9%
ACI Worldwide	33,590	[a]	693,969
Acxiom	80,700	[a]	1,709,226
American Software, Cl. A	101,800		981,352
AVG Technologies	65,700	[a]	1,262,754
Bankrate	78,330	[a]	712,020
Blackbaud	11,035		691,563
Booz Allen Hamilton Holdings	190,775		5,583,984
Cadence Design Systems	42,610	[a]	1,053,319
Cass Information Systems	42,118		2,023,770
Convergys	87,780		2,474,518
CoreLogic	65,030	[a]	2,423,668
Covisint	184,100	[a]	370,041
DST Systems	22,110		2,673,541
Epiq Systems	61,600		938,168
Fair Isaac	7,630		850,211
InterXion Holding	27,580	[a]	1,033,147
j2 Global	6,655		445,685
Jack Henry & Associates	28,230		2,383,459
Lionbridge Technologies	171,200	[a]	744,720

16

Common Stocks - 97.0% (continued)	Shares		Value ($)
Software & Services - 6.9% (continued)
MAXIMUS	19,670		1,133,976
Mentor Graphics	20,285		434,910
MoneyGram International	87,060	[a]	565,019
Monotype Imaging Holdings	87,490		2,089,261
NeuStar, Cl. A	63,200	[a,b]	1,488,360
Nuance Communications	119,650	[a]	2,000,548
Rovi	112,590	[a]	1,892,638
SeaChange International	125,420	[a]	415,140
Silver Spring Networks	86,200	[a]	1,124,910
Syntel	51,630	[a]	2,379,110
Teradata	19,743	[a]	559,517
TiVo	80,300	[a]	798,985
VASCO Data Security International	105,340	[a,b]	1,741,270
VeriFone Systems	29,960	[a]	790,944
Verint Systems	62,968	[a]	2,077,319
Xura	40,580	[a]	1,007,196
			49,548,218
Technology Hardware & Equipment - 6.2%
Anixter International	86,225	[a]	5,190,745
Badger Meter	30,825	[b]	2,311,875
Belden	86,742		5,609,605
Black Box	17,166		215,433
Brocade Communications Systems	104,780		949,307
Ciena	99,430	[a]	1,736,048
Cognex	27,900		1,201,653
CTS	18,582		332,246
Fitbit, Cl. A	14,728	[a]	208,843
Harmonic	122,500	[a,b]	350,350
II-VI	47,130	[a]	960,509
Infinera	105,620	[a]	1,384,678
Itron	34,730	[a]	1,529,857
Kimball Electronics	50,970	[a]	574,432
Knowles	39,183	[a]	572,855
Littelfuse	39,264		4,496,906
Maxwell Technologies	99,900	[a,b]	532,467
Mercury Systems	95,290	[a]	2,024,913
Methode Electronics	55,700		1,643,707
OSI Systems	15,310	[a]	815,717
Park Electrochemical	19,459		318,349

17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 97.0% (continued)	Shares		Value ($)
Technology Hardware & Equipment - 6.2% (continued)
Plexus	3,330	[a]	146,254
Quantum	300,830	[a]	114,827
Rogers	27,170	[a]	1,805,990
ScanSource	17,701	[a]	679,364
ShoreTel	168,000	[a]	1,108,800
Sonus Networks	97,300	[a]	891,268
Super Micro Computer	20,586	[a]	540,177
SYNNEX	12,440		1,133,284
Viavi Solutions	96,400	[a]	658,412
Vishay Intertechnology	327,834	[b]	4,248,729
Zebra Technologies, Cl. A	13,566	[a]	720,490
			45,008,090
Telecommunication Services - .7%
ARRIS International	71,680	[a]	1,727,488
FairPoint Communications	64,800	[a,b]	878,040
Telephone & Data Systems	20,440		588,468
United States Cellular	13,940	[a]	526,653
Vonage Holdings	297,100	[a]	1,369,631
			5,090,280
Transportation - 1.7%
Allegiant Travel	12,700		1,765,554
Avis Budget Group	49,336	[a]	1,480,080
Celadon Group	121,500		1,200,420
Danaos	105,701	[a]	369,954
Forward Air	15,410		701,001
Kirby	19,260	[a]	1,349,741
Landstar System	44,290		3,005,076
Ryder System	22,270		1,550,437
Spirit Airlines	9,550	[a]	415,139
			11,837,402
Utilities - 3.6%
ALLETE	107,329		6,197,176
Atlantic Power	239,800		563,530
Chesapeake Utilities	8,690		501,326
Dynegy	97,120	[a,b]	1,829,741
MGE Energy	7,305		370,437
New Jersey Resources	14,765		518,990
NorthWestern	27,700		1,605,492
Ormat Technologies	28,850		1,258,149

18

Common Stocks - 97.0% (continued)	Shares		Value ($)
Utilities - 3.6% (continued)
PNM Resources	54,400		1,786,496
Portland General Electric	82,511		3,397,803
SJW	27,730		956,408
South Jersey Industries	25,285		730,484
Spire	74,931		4,764,113
Talen Energy	93,500	[a]	1,075,250
			25,555,395
Total Common Stocks (cost $640,011,050)			699,224,719
Master Limited Partnerships - .3%
Energy - .2%
Suburban Propane Partners LP	54,820	[b]	1,894,579
Materials - .1%
Ciner Resources LP	18,270		517,041
Total Master Limited Partnerships (cost $1,766,122)			2,411,620
Investment of Cash Collateral for Securities Loaned - 6.7%
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund, Institutional Shares (cost $48,265,531)	48,265,531	[d]	48,265,531
Total Investments (cost $690,042,703)	104.0%		749,901,870
Liabilities, Less Cash and Receivables	(4.0%)		(28,590,027)
Net Assets	100.0%		721,311,843

ETF—Exchange-Traded Fund

LP—Limited Partnership

a Non-income producing security.

b Security, or portion thereof, on loan. At May 31, 2016, the value of the fund’s securities on loan was $67,099,025 and the value of the collateral held by the fund was $68,227,024, consisting of cash collateral of $48,265,531 and U.S. Government & Agency securities valued at $19,961,493.

c Investment in real estate investment trust.

d Investment in affiliated money market mutual fund.

19

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Portfolio Summary (Unaudited) †	Value (%)
Banks	14.7
Capital Goods	9.8
Commercial & Professional Services	7.3
Software & Services	6.9
Money Market Investment	6.7
Technology Hardware & Equipment	6.2
Materials	6.0
Real Estate	5.3
Insurance	4.5
Health Care Equipment & Services	4.0
Diversified Financials	3.7
Semiconductors & Semiconductor Equipment	3.6
Utilities	3.6
Energy	3.2
Retailing	3.0
Consumer Durables & Apparel	2.7
Consumer Services	2.2
Pharmaceuticals, Biotechnology & Life Sciences	2.1
Media	1.9
Transportation	1.6
Automobiles & Components	1.6
Food, Beverage & Tobacco	1.3
Telecommunication Services	.7
Food & Staples Retailing	.5
Exchange-Traded Funds	.5
Household & Personal Products	.4
104.0

† Based on net assets.

See notes to financial statements.

20

STATEMENT OF ASSETS AND LIABILITIES

May 31, 2016 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $67,099,025)—Note 1(b):
Unaffiliated issuers	641,777,172	701,636,339
Affiliated issuers	48,265,531	48,265,531
Cash		16,479,152
Receivable for investment securities sold		5,184,646
Receivable for shares of Common Stock subscribed		694,699
Dividends and securities lending income receivable		627,610
Prepaid expenses		37,862
		772,925,839
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		583,898
Liability for securities on loan—Note 1(b)		48,265,531
Payable for investment securities purchased		2,002,541
Payable for shares of Common Stock redeemed		699,953
Accrued expenses		62,073
		51,613,996
Net Assets ($)		721,311,843
Composition of Net Assets ($):
Paid-in capital		685,518,441
Accumulated undistributed investment income—net		1,754,313
Accumulated net realized gain (loss) on investments		(25,820,078)
Accumulated net unrealized appreciation (depreciation) on investments		59,859,167
Net Assets ($)		721,311,843

Net Asset Value Per Share	Class A	Class C	Class I	Class Y
Net Assets ($)	2,096,638	178,174	16,941,550	702,095,481
Shares Outstanding	104,531	9,510	832,369	34,517,267
Net Asset Value Per Share ($)	20.06	18.74	20.35	20.34

See notes to financial statements.

21

STATEMENT OF OPERATIONS

Six Months Ended May 31, 2016 (Unaudited)

Investment Income ($):
Income:
Cash dividends from unaffiliated issuers (net of $7,093 foreign taxes withheld at source):	5,777,763
Income from securities lending—Note 1(b)	254,714
Total Income	6,032,477
Expenses:
Management fee—Note 3(a)	3,035,089
Custodian fees—Note 3(c)	50,477
Professional fees	33,408
Registration fees	31,173
Directors’ fees and expenses—Note 3(d)	21,319
Prospectus and shareholders’ reports	11,283
Shareholder servicing costs—Note 3(c)	6,974
Loan commitment fees—Note 2	4,298
Distribution fees—Note 3(b)	607
Miscellaneous	23,456
Total Expenses	3,218,084
Less—reduction in expenses due to undertaking—Note 3(a)	(326)
Less—reduction in fees due to earnings credits—Note 3(c)	(41)
Net Expenses	3,217,717
Investment Income—Net	2,814,760
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	(12,230,639)
Net unrealized appreciation (depreciation) on investments	(6,248,041)
Net Realized and Unrealized Gain (Loss) on Investments	(18,478,680)
Net (Decrease) in Net Assets Resulting from Operations	(15,663,920)

See notes to financial statements.

22

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended May 31, 2016 (Unaudited)	Year Ended November 30, 2015
Operations ($):
Investment income—net	2,814,760	5,145,828
Net realized gain (loss) on investments	(12,230,639)	33,806,637
Net unrealized appreciation (depreciation) on investments	(6,248,041)	(36,914,350)
Net Increase (Decrease) in Net Assets Resulting from Operations	(15,663,920)	2,038,115
Dividends to Shareholders from ($):
Investment income—net:
Class A	(10,849)	(472)
Class C	(486)	-
Class I	(163,839)	(48,079)
Class Y	(6,023,956)	(2,152,331)
Net realized gain on investments:
Class A	(128,302)	(245,496)
Class C	(11,442)	(6,784)
Class I	(1,168,278)	(2,368,821)
Class Y	(41,663,842)	(86,586,187)
Total Dividends	(49,170,994)	(91,408,170)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	327,543	874,382
Class C	38,274	139,000
Class I	2,423,814	12,382,332
Class Y	98,099,874	176,243,101
Dividends reinvested:
Class A	138,319	244,237
Class C	11,928	6,784
Class I	1,106,331	2,099,337
Class Y	22,051,492	44,506,043
Cost of shares redeemed:
Class A	(400,669)	(656,031)
Class C	(10,321)	(32,174)
Class I	(5,340,593)	(11,708,004)
Class Y	(126,197,585)	(110,423,433)
Increase (Decrease) in Net Assets from Capital Stock Transactions	(7,751,593)	113,675,574
Total Increase (Decrease) in Net Assets	(72,586,507)	24,305,519
Net Assets ($):
Beginning of Period	793,898,350	769,592,831
End of Period	721,311,843	793,898,350
Undistributed investment income—net	1,754,313	5,138,683

23

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended May 31, 2016 (Unaudited)	Year Ended November 30, 2015
Capital Share Transactions (Shares):
Class A
Shares sold	16,845	39,576
Shares issued for dividends reinvested	7,184	10,898
Shares redeemed	(21,709)	(29,202)
Net Increase (Decrease) in Shares Outstanding	2,320	21,272
Class C
Shares sold	1,954	6,329
Shares issued for dividends reinvested	661	320
Shares redeemed	(534)	(1,545)
Net Increase (Decrease) in Shares Outstanding	2,081	5,104
Class Ia
Shares sold	126,799	544,636
Shares issued for dividends reinvested	56,690	92,252
Shares redeemed	(278,318)	(518,816)
Net Increase (Decrease) in Shares Outstanding	(94,829)	118,072
Class Ya
Shares sold	5,240,738	7,754,243
Shares issued for dividends reinvested	1,131,218	1,956,768
Shares redeemed	(6,343,136)	(4,863,937)
Net Increase (Decrease) in Shares Outstanding	28,820	4,847,074

aDuring the period ended May 31, 2016, 122,217 Class Y shares representing $2,349,039 were exchanged for 122,145 Class I shares.

See notes to financial statements.

24

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

	Six Months Ended
	May 31, 2016	Year Ended November 30,
Class A Shares	(Unaudited)	2015	2014	2013	2012	2011
Per Share Data ($):
Net asset value, beginning of period	22.02	24.89	26.25	19.62	18.66	19.63
Investment Operations:
Investment income (loss)—net[a]	.05	.07	.01	.06	.02	(.04)
Net realized and unrealized gain (loss) on investments	(.60)	(.02)	.84	7.57	2.56	.23
Total from Investment Operations	(.55)	.05	.85	7.63	2.58	.19
Distributions:
Dividends from investment income—net	(.11)	(.00)[b]	(.08)	(.00)[b]	-	-
Dividends from net realized gain on investments	(1.30)	(2.92)	(2.13)	(1.00)	(1.62)	(1.16)
Total Distributions	(1.41)	(2.92)	(2.21)	(1.00)	(1.62)	(1.16)
Net asset value, end of period	20.06	22.02	24.89	26.25	19.62	18.66
Total Return (%)[c]	(2.24)[d]	.01	3.35	40.73	15.04	.62
Ratios/ Supplemental Data (%):
Ratio of total expenses to average net assets	1.31[e]	1.29	1.31	1.33	1.40	1.29
Ratio of net expenses to average net assets	1.30[e]	1.29	1.30	1.30	1.36	1.27
Ratio of net investment income (loss) to average net assets	.48[e]	.31	.02	.25	.12	(.18)
Portfolio Turnover Rate	36.97[d]	65.39	104.22	68.30	74.74	67.49
Net Assets, end of period ($ x 1,000)	2,097	2,250	2,015	1,516	889	1,071

a Based on average shares outstanding.

b Amount represents less than $.01 per share.

c Exclusive of sales charge.

d Not annualized.

e Annualized.

See notes to financial statements.

25

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	May 31, 2016	Year Ended November 30,
Class C Shares	(Unaudited)	2015	2014	2013	2012	2011
Per Share Data ($):
Net asset value, beginning of period	20.68	23.70	25.19	19.00	18.25	19.34
Investment Operations:
Investment (loss)—net[a]	(.03)	(.09)	(.20)	(.10)	(.12)	(.18)
Net realized and unrealized gain (loss) on investments	(.55)	(.01)	.84	7.29	2.49	.25
Total from Investment Operations	(.58)	(.10)	.64	7.19	2.37	.07
Distributions:
Dividends from investment income—net	(.06)	–	–	–	–	–
Dividends from net realized gain on investments	(1.30)	(2.92)	(2.13)	(1.00)	(1.62)	(1.16)
Total Distributions	(1.36)	(2.92)	(2.13)	(1.00)	(1.62)	(1.16)
Net asset value, end of period	18.74	20.68	23.70	25.19	19.00	18.25
Total Return (%)[b]	(2.59)[c]	(.72)	2.60	39.69	14.16	(.03)
Ratios/ Supplemental Data (%):
Ratio of total expenses to average net assets	2.27[d]	2.42	2.22	2.16	2.15	2.03
Ratio of net expenses to average net assets	2.05[d]	2.04	2.05	2.06	2.12	2.02
Ratio of net investment (loss) to average net assets	(.29)[d]	(.47)	(.83)	(.48)	(.64)	(.92)
Portfolio Turnover Rate	36.97[c]	65.39	104.22	68.30	74.74	67.49
Net Assets, end of period ($ x 1,000)	178	154	55	231	165	164

a Based on average shares outstanding.

b Exclusive of sales charge.

c Not annualized.

d Annualized.

See notes to financial statements.

26

	Six Months Ended
	May 31, 2016	Year Ended November 30,
Class I Shares	(Unaudited)	2015	2014	2013	2012	2011
Per Share Data ($):
Net asset value, beginning of period	22.36	25.22	26.55	19.84	18.83	19.72
Investment Operations:
Investment income—net[a]	.08	.14	.08	.14	.10	.04
Net realized and unrealized gain (loss) on investments	(.61)	(.03)	.87	7.65	2.57	.23
Total from Investment Operations	(.53)	.11	.95	7.79	2.67	.27
Distributions:
Dividends from investment income—net	(.18)	(.05)	(.15)	(.08)	(.04)	-
Dividends from net realized gain on investments	(1.30)	(2.92)	(2.13)	(1.00)	(1.62)	(1.16)
Total Distributions	(1.48)	(2.97)	(2.28)	(1.08)	(1.66)	(1.16)
Net asset value, end of period	20.35	22.36	25.22	26.55	19.84	18.83
Total Return (%)	(2.09)[b]	.26	3.72	41.27	15.45	1.04
Ratios/ Supplemental Data (%):
Ratio of total expenses to average net assets	.98[c]	.97	.95	.95	.99	.99
Ratio of net expenses to average net assets	.98[c]	.97	.95	.95	.99	.99
Ratio of net investment income to average net assets	.81[c]	.62	.31	.60	.52	.20
Portfolio Turnover Rate	36.97[b]	65.39	104.22	68.30	74.74	67.49
Net Assets, end of period ($ x 1,000)	16,942	20,731	20,403	706,606	429,732	297,086

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

27

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	May 31, 2016	Year Ended November 30,
Class Y Shares	(Unaudited)	2015	2014	2013[a]
Per Share Data ($):
Net asset value, beginning of period	22.35	25.21	26.54	22.76
Investment Operations:
Investment income—net[b]	.08	.15	.12	.02
Net realized and unrealized gain (loss) on investments	(.60)	(.03)	.83	3.76
Total from Investment Operations	(.52)	.12	.95	3.78
Distributions:
Dividends from investment income—net	(.19)	(.06)	(.15)	-
Dividends from net realized gain on investments	(1.30)	(2.92)	(2.13)	-
Total Distributions	(1.49)	(2.98)	(2.28)	-
Net asset value, end of period	20.34	22.35	25.21	26.54
Total Return (%)	(2.06)[c]	.31	3.71	16.61[c]
Ratios/ Supplemental Data (%):
Ratio of total expenses to average net assets	.95[d]	.95	.95	1.01[d]
Ratio of net expenses to average net assets	.95[d]	.95	.95	.99[d]
Ratio of net investment income to average net assets	.84[d]	.65	.45	.07[d]
Portfolio Turnover Rate	36.97[c]	65.39	104.22	68.30
Net Assets, end of period ($ x 1,000)	702,095	770,763	747,120	1

a From July 1, 2013 (commencement of initial offering) to November 30, 2013.

b Based on average shares outstanding.

c Not annualized.

d Annualized.

See notes to financial statements.

28

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Select Managers Small Cap Value Fund (the “fund”) is a separate non-diversified series of Strategic Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering ten series, including the fund. The fund’s investment objective is to seek capital appreciation. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. EACM Advisors LLC (“EACM”), a subsidiary of BNY Mellon and an affiliate of Dreyfus, serves as the fund’s portfolio allocation manager. Thompson, Siegel and Walmsley, LLC (“TS&W”), Walthausen & Co., LLC (“Walthausen”), Neuberger Berman Investment Advisers LLC (formerly, Neuberger Berman Management LLC) (“Neuberger Berman”), Lombardia Capital Partners, LLC (“Lombardia”), Kayne Anderson Rudnick Investment Management, LLC (“Kayne”), Channing Capital Management, LLC (“Channing”) and Eastern Shore Capital Management (“Eastern Shore”) serve as the fund’s sub-investment advisers, each managing an allocated portion of the fund’s portfolio.

Effective April 30, 2016, the Company’s Board of Directors (the “Board”) voted to terminate the fund’s sub-investment advisory agreement with Iridian Asset Management LLC.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares. The fund is authorized to issue 100 million shares of $.001 par value Common Stock in each of the following classes of shares: Class A, Class C, Class I and Class Y. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I and Class Y shares are sold at net asset value per share generally to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to

29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

30

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of May 31, 2016 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities - Domestic Common Stocks†	686,734,052	-	-	686,734,052
Equity Securities - Foreign Common Stocks†	9,146,812	-	-	9,146,812
Exchange-Traded Funds	3,343,855			3,343,855
Master Limited Partnerships†	2,411,620	-	-	2,411,620
Mutual Funds	48,265,531	-	-	48,265,531

† See Statement of Investments for additional detailed categorizations.

At May 31, 2016, there were no transfers between levels of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus, or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction.

32

Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended May 31, 2016, The Bank of New York Mellon earned $67,486 from lending portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended May 31, 2016 were as follows:

Affiliated Investment Company	Value 11/30/2015 ($)	Purchases ($)	Sales ($)	Value 5/31/2016 ($)	Net Assets (%)
Dreyfus Institutional Cash Advantage Fund	40,492,353	143,792,167	136,018,989	48,265,531	6.7

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended May 31, 2016, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended May 31, 2016, the fund did not incur any interest or penalties.

33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Each tax year for the three-year period ended November 30, 2015 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended November 30, 2015 was as follows: ordinary income $31,930,847 and long-term capital gains $59,477,323. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $555 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to January 11, 2016, the unsecured credit facility with Citibank, N.A. was $480 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended May 31, 2016, the fund did not borrow under the Facilities.

NOTE 3—Management Fee, Sub-Investment Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of .90% of the value of the fund’s average daily net assets and is payable monthly. Dreyfus has contractually agreed, from December 1, 2015 through April 1, 2017, to waive receipt of its fees and/or assume the direct expenses of the fund, so that the expenses of Class A, C, I and Y shares (excluding Rule 12b- 1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed 1.05%, 1.05%, 1.05% and .95%, of the value of the respective class’ average daily net assets. The reduction in expenses, pursuant to the undertaking, amounted to $326 during the period ended May 31, 2016.

Pursuant to a Portfolio Allocation Agreement between Dreyfus and EACM, Dreyfus pays EACM a monthly fee at an annual percentage of the value of the fund’s average daily net assets.

Pursuant to separate sub-investment advisory agreements between Dreyfus and TS&W, Walthausen, Neuberger Berman, Lombardia, Kayne,

34

Channing and Eastern Shore, each serves as the fund’s sub-investment adviser responsible for the day-to-day management of a portion of the fund’s portfolio. Dreyfus pays each sub-investment adviser a monthly fee at an annual percentage of the value of the fund’s average daily net assets. Dreyfus has obtained an exemptive order from the SEC (the “Order”), upon which the fund may rely, to use a manager of managers approach that permits Dreyfus, subject to certain conditions and approval by the Board, to enter into and materially amend sub-investment advisory agreements with one or more sub-investment advisers who are either unaffiliated with Dreyfus or are wholly-owned subsidiaries (as defined under the Act) of Dreyfus’ ultimate parent company, BNY Mellon, without obtaining shareholder approval. The Order also allows the fund to disclose the sub-investment advisory fee paid by Dreyfus to any unaffiliated sub-investment adviser in the aggregate with other unaffiliated sub-investment advisers in documents filed with the SEC and provided to shareholders. In addition, pursuant to the Order, it is not necessary to disclose the sub-investment advisory fee payable by Dreyfus separately to a sub-investment adviser that is a wholly-owned subsidiary of BNY Mellon in documents filed with the SEC and provided to shareholders; such fees are to be aggregated with fees payable to Dreyfus. Dreyfus has ultimate responsibility (subject to oversight by the Board) to supervise any sub-investment adviser and recommend the hiring, termination, and replacement of any sub-investment adviser to the Board.

During the period ended May 31, 2016, the Distributor retained $1,130 from commissions earned on sales of the fund’s Class A shares and $236 from CDSCs on redemptions of the fund’s Class C shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended May 31, 2016, Class C shares were charged $607 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended May

35

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

31, 2016, Class A and Class C shares were charged $2,373 and $203, respectively, pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended May 31, 2016, the fund was charged $2,085 for transfer agency services and $89 for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $41.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended May 31, 2016, the fund was charged $50,477 pursuant to the custody agreement.

During the period ended May 31, 2016, the fund was charged $10,586 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $536,461, Distribution Plan fees $110, Shareholder Services Plan fees $465, custodian fees $37,291, Chief Compliance Officer fees $8,821 and transfer agency fees $791, which are offset against an expense reimbursement currently in effect in the amount of $41.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended May 31, 2016, amounted to $250,388,175 and $303,153,220, respectively.

36

At May 31, 2016, accumulated net unrealized appreciation on investments was $59,859,167, consisting of $105,210,983 gross unrealized appreciation and $45,351,816 gross unrealized depreciation.

At May 31, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

37

For More Information

Dreyfus Select Managers Small Cap Value Fund

200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Portfolio Allocation Manager

EACM Advisors LLC
200 Connecticut Avenue
Norwalk, CT 06854-1958

Sub-Investment Advisers

Thompson, Siegel and Walmsley, LLC
6806 Paragon Place, Suite 300
Richmond, VA 23230

Walthausen & Co., LLC
9 Executive Park Drive, Suite B
Clifton Park, NY 12065

Neuberger Berman Investment Advisers, LLC
605 Third Avenue
New York, NY 10158

Lombardia Capital Partners, LLC
55 South Lake Avenue, Suite 750
Pasadena, CA 91101

Kayne Anderson Rudnick Investment
Management, LLC
1800 Avenue of the Stars, Second Floor
Los Angeles, CA 90067

Channing Capital Management, LLC
10 South LaSalle Street
Suite 2401
Chicago, IL 60633

Eastern Shore Capital Management
18 Sewall Street
Marblehead, MA 01945

Custodian

The Bank of New York Mellon
225 Liberty Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols:	ClassA: DMVAX Class C: DMECX Class I: DMVIX Class Y: DMVYX

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. (phone 1-800-SEC-0330 for information).

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2016 MBSC Securities Corporation 6246SA0516

International Stock Fund

SEMIANNUAL REPORT May 31, 2016

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

T H E F U N D

F O R M O R E I N F O R M AT I O N

Back Cover

International Stock Fund	The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for International Stock Fund, covering the six-month period from December 1, 2015 through May 31, 2016. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

A choppy U.S. economic recovery generally has remained intact. New job creation, declining unemployment claims, improved consumer confidence, and higher housing prices have supported an economic expansion that so far has lasted seven years. In response, the Federal Reserve Board raised short-term interest rates in December 2015 for the first time in nearly a decade. Broad measures of U.S. stock and bond market performance exhibited heightened volatility on their way to posting relatively mild gains or losses for the reporting period overall.

On the other hand, the global economy has continued to struggle with persistently slow growth despite historically aggressive monetary policies as weak demand, volatile commodity prices, and the lingering effects of various financial crises took their toll. These developments proved especially challenging for financial markets in early 2016, but stocks and riskier sectors of the bond market later rallied to recoup some of their previous losses, and high-quality sovereign bonds mostly benefited from falling interest rates.

While we are encouraged by the recent resilience of the financial markets, we expect volatility to persist until global economic uncertainty abates. In addition, wide differences in underlying fundamental and technical influences across various asset classes, economic sectors, and regional markets suggest that selectivity may be an important determinant of investment success over the months ahead. We encourage you to discuss the implications of our observations with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

J. Charles Cardona
President
The Dreyfus Corporation
June 15, 2016

2

DISCUSSION OF FUND PERFORMANCE

For the period of December 1, 2015 through May 31, 2016, as provided by Charlie Macquaker, Roy Leckie, Jane Henderson and Rodger Nisbet of Walter Scott & Partners Limited (Walter Scott), Sub-investment adviser

Fund and Market Performance Overview

For the six-month period ended May 31, 2016, International Stock Fund’s Class A shares produced a total return of 1.42%, Class C shares returned 0.97%, Class I shares returned 1.58%, and Class Y shares returned 1.56%.1 In comparison, the fund’s benchmark index, the Morgan Stanley Capital International Europe, Australasia, Far East Index (the “MSCI EAFE Index”), achieved a -2.44% return over the same period.2

International equities lost a degree of value over the reporting period amid heightened market volatility. Favorable security selections, particularly in Europe, enabled the fund to outperform its benchmark.

Effective June 3rd, the fund opened to new investors.

The Fund’s Investment Approach

The fund seeks long-term real return by investing in high-quality companies believed to be capable of sustainable growth and wealth creation over a long time horizon. The fund invests in stocks of foreign companies that are predominantly located in the world’s developed markets outside of the United States. When selecting stocks, Walter Scott seeks companies with fundamental strengths that indicate the potential for sustainable growth. The firm focuses on individual stock selection through extensive fundamental research. Candidates are initially selected for research if they meet certain broad absolute and trend criteria. Financial statements are analyzed in an effort to identify the nature of their cash generation and to understand the variables that could add value to their businesses. Companies meeting the financial criteria are subjected to a detailed investigation of products, costs and pricing, competition, industry position, and outlook.

Steep Market Decline Followed by Robust Rally

International equities proved choppy over the final weeks of 2015 as investors reacted to disappointing economic data in Europe and Japan and an increase in U.S. interest rates. The market’s slide intensified in January, when China reported sluggish economic activity, commodity prices plummeted, and investors worried about the potential impact of additional U.S. rate hikes on the global economy.

Market weakness continued into mid-February, when investor sentiment began to improve in response to stabilizing oil prices, additional easing measures in Europe and China, and indications that U.S. interest rates would rise more gradually than previously feared. However, volatility proved to be a recurring feature of the investment environment, and investors’ spirits were dampened in May by concerns that the United Kingdom might leave the European Union. Consequently, the MSCI EAFE Index posted a moderate loss for the reporting period overall.

Outperformance driven by stock selection

The fund held up relatively well during the market downturn early in the reporting period, but it began to lag market averages when the market subsequently rallied. Nonetheless, the fund outperformed its benchmark for the reporting period overall.

3

DISCUSSION OF FUND PERFORMANCE (continued)

Our security selection strategy proved especially effective in Europe ex-UK, where an absence of financials was particularly beneficial.

The fund’s top individual performer for the reporting period was Japanese real estate developer Daito Trust Construction, which released encouraging nine-month results, with profits having reached over 90% of its full-year target. The company had seen a decline in margins in recent years, principally due to higher labour costs. However, it has been able to pass other increases, such as raw material costs impacted by the weaker yen, onto its client base and the pressures on the labour market appear to be lessening, as was demonstrated in this latest set of results.

Elsewhere, German footwear maker Adidas benefited from strong sales in North America and positive reaction to the announcement regarding its new CEO. Similarly, news of a new management team at Australian health care company Cochlear was well received. Added to this, strong uptake of the company’s hearing-aid technology is expected to drive sales higher. Amidst a challenging Japanese backdrop, sensor manufacturer Keyence reported strong underlying quarterly results, with sales and operating profit reaching all-time highs.

In contrast to Keyence, several other Japanese holdings produced disappointing results. Japanese automotive company Denso was undermined by an appreciating yen and regulatory fines stemming from a price-fixing scandal. The factory automation specialist FANUC gave back some of its 2015 gains due to concerns regarding economic conditions in China and slowing smartphone sales. And, lastly, concerns surrounding a further write-down to a new project by energy producer INPEX prevented it from rebounding along with oil prices.

A More Selective Investment Environment

In our view, the market transition that began in mid-February is likely to cause investors to turn their primary focus away from macroeconomic influences and toward underlying market and business fundamentals. This shift should prove advantageous for active investment managers who seek stocks of high-quality companies with sustainable earnings growth, strong market positions, and the ability to withstand macroeconomic headwinds. The team’s conviction today rests on the outlook for the companies held, but we do also believe that the case for active investment and stock selection is also stronger today than it has been for some time.

June 15, 2016

Equity funds are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

Investing internationally involves special risks, including changes in currency exchange rates, political, economic, and social instability, a lack of comprehensive company information, differing auditing and legal standards, and less market liquidity.

1 Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.

2 SOURCE: Lipper Inc. – Reflects reinvestment of net dividends and, where applicable, capital gain distributions. The Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE) Index is an unmanaged index composed of a sample of companies representative of the market structure of European and Pacific Basin countries. Returns are calculated on a month-end basis. Investors cannot invest directly in any index.

4

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in International Stock Fund from December 1, 2015 to May 31, 2016. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended May 31, 2016

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$ 6.40	$ 10.20	$ 4.74	$ 4.59
Ending value (after expenses)	$1,014.20	$1,009.70	$1,015.80	$1,015.60

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended May 31, 2016

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$ 6.41	$ 10.23	$ 4.75	$ 4.60
Ending value (after expenses)	$1,018.65	$1,014.85	$1,020.30	$1,020.45

† Expenses are equal to the fund’s annualized expense ratio of 1.27% for Class A, 2.03% for Class C, .94% for Class I and .91% for Class Y, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

5

STATEMENT OF INVESTMENTS

May 31, 2016 (Unaudited)

Common Stocks - 96.5%	Shares	Value ($)
Australia - 3.4%
Cochlear	356,600	31,100,695
CSL	999,000	83,582,133
		114,682,828
Canada - 2.0%
Suncor Energy	2,388,500	65,971,304
China - 1.9%
CNOOC	53,621,000	64,035,374
Denmark - 3.0%
Novo Nordisk, Cl. B	1,167,300	64,924,700
Novozymes, Cl. B	780,400	37,124,658
		102,049,358
Finland - 2.2%
Kone, Cl. B	1,552,000	73,355,467
France - 11.9%
Air Liquide	575,000	61,757,031
Danone	989,232	69,429,830
Essilor International	507,576	66,273,580
L'Oreal	391,900	73,648,037
LVMH Moet Hennessy Louis Vuitton	368,300	59,029,791
Total	1,453,343	70,624,811
		400,763,080
Germany - 4.4%
adidas	506,700	64,918,893
SAP	1,032,000	83,776,224
		148,695,117
Hong Kong - 9.2%
AIA Group	12,082,000	70,665,882
China Mobile	5,939,000	67,714,880
CLP Holdings	6,249,000	58,945,623
Hang Lung Properties	25,615,000	48,917,621
Hong Kong & China Gas	32,199,340	61,823,396
		308,067,402
Japan - 22.4%
Daito Trust Construction	554,500	80,594,911
Denso	1,474,600	58,179,685
FANUC	409,400	62,777,008
Honda Motor	1,199,600	34,135,003

6

Common Stocks - 96.5% (continued)	Shares	Value ($)
Japan - 22.4% (continued)
INPEX	5,109,600	42,109,730
Keyence	140,020	89,017,998
Komatsu	2,985,900	51,569,366
Murata Manufacturing	266,100	31,119,294
Rakuten	5,147,100	55,521,840
Shimano	304,600	47,559,796
Shin-Etsu Chemical	1,192,400	69,647,746
SMC	264,200	67,401,002
Tokio Marine Holdings	1,759,700	61,005,900
		750,639,279
Spain - 2.4%
Inditex	2,385,000	80,565,000
Sweden - 1.6%
Hennes & Mauritz, Cl. B	1,718,000	52,726,237
Switzerland - 13.9%
Givaudan	37,900	72,635,312
Kuehne + Nagel International	352,000	49,506,640
Nestle	879,000	64,908,048
Novartis	890,400	70,676,620
Roche Holding	268,000	70,343,260
SGS	26,500	56,545,775
Swatch Group-BR	119,400	35,195,372
Syngenta	114,269	44,891,393
		464,702,420
Taiwan - 2.2%
Taiwan Semiconductor Manufacturing, ADR	2,982,300	73,722,456
United Kingdom - 16.0%
ARM Holdings	2,078,200	29,708,351
Burberry Group	3,355,800	52,200,469
Compass Group	4,360,000	81,271,653
Diageo	2,429,000	65,805,059
Experian	4,363,000	82,528,214
Intertek Group	678,100	30,809,334
Reckitt Benckiser Group	895,900	89,208,512
SABMiller	538,600	33,500,633
Smith & Nephew	1,926,000	32,693,239
Whitbread	656,594	40,055,239
		537,780,703
Total Common Stocks (cost $2,872,867,848)		3,237,756,025

7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Other Investment - 3.4%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund (cost $114,530,367)	114,530,367	[a]	114,530,367
Total Investments (cost $2,987,398,215)	99.9%		3,352,286,392
Cash and Receivables (Net)	.1%		4,407,369
Net Assets	100.0%		3,356,693,761

ADR—American Depository Receipt

BR—Bearer Certificate

a Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited) †	Value (%)
Consumer Discretionary	19.7
Industrials	14.2
Health Care	12.5
Consumer Staples	11.8
Information Technology	9.2
Materials	8.5
Financials	7.8
Energy	7.2
Utilities	3.6
Money Market Investment	3.4
Telecommunication Services	2.0
99.9

† Based on net assets.

See notes to financial statements.

8

STATEMENT OF ASSETS AND LIABILITIES

May 31, 2016 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments:
Unaffiliated issuers	2,872,867,848	3,237,756,025
Affiliated issuers	114,530,367	114,530,367
Cash		209,824
Cash denominated in foreign currency	2,761,707	2,747,636
Dividends receivable		13,794,085
Receivable for shares of Common Stock subscribed		2,932,897
Prepaid expenses		135,886
		3,372,106,720
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		2,810,877
Payable for investment securities purchased		10,116,622
Payable for shares of Common Stock redeemed		2,313,934
Unrealized depreciation on forward foreign currency exchange contracts—Note 4		10,931
Accrued expenses		160,595
		15,412,959
Net Assets ($)		3,356,693,761
Composition of Net Assets ($):
Paid-in capital		3,060,607,013
Accumulated undistributed investment income—net		27,496,024
Accumulated net realized gain (loss) on investments		(96,111,142)
Accumulated net unrealized appreciation (depreciation) on investments and foreign currency transactions		364,701,866
Net Assets ($)		3,356,693,761

Net Asset Value Per Share	Class A	Class C	Class I	Class Y
Net Assets ($)	71,295,539	15,104,986	1,531,611,630	1,738,681,606
Shares Outstanding	4,837,180	1,040,898	103,301,564	118,579,260
Net Asset Value Per Share ($)	14.74	14.51	14.83	14.66

See notes to financial statements.

9

STATEMENT OF OPERATIONS

Six Months Ended May 31, 2016 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $5,350,174 foreign taxes withheld at source):
Unaffiliated issuers	42,828,703
Affiliated issuers	125,438
Total Income	42,954,141
Expenses:
Management fee—Note 3(a)	13,590,434
Custodian fees—Note 3(c)	494,443
Shareholder servicing costs—Note 3(c)	410,834
Registration fees	124,523
Directors’ fees and expenses—Note 3(d)	120,313
Prospectus and shareholders’ reports	65,375
Distribution fees—Note 3(b)	58,178
Professional fees	54,257
Loan commitment fees—Note 2	12,067
Miscellaneous	74,927
Total Expenses	15,005,351
Less—reduction in fees due to earnings credits—Note 3(c)	(227)
Net Expenses	15,005,124
Investment Income—Net	27,949,017
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	75,984
Net realized gain (loss) on forward foreign currency exchange contracts	335,693
Net Realized Gain (Loss)	411,677
Net unrealized appreciation (depreciation) on investments and foreign currency transactions	24,296,541
Net unrealized appreciation (depreciation) on forward foreign currency exchange contracts	(10,650)
Net Unrealized Appreciation (Depreciation)	24,285,891
Net Realized and Unrealized Gain (Loss) on Investments	24,697,568
Net Increase in Net Assets Resulting from Operations	52,646,585

See notes to financial statements.

10

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended May 31, 2016 (Unaudited)	Year Ended November 30, 2015
Operations ($):
Investment income—net	27,949,017	45,541,525
Net realized gain (loss) on investments	411,677	(10,063,119)
Net unrealized appreciation (depreciation) on investments	24,285,891	(102,763,513)
Net Increase (Decrease) in Net Assets Resulting from Operations	52,646,585	(67,285,107)
Dividends to Shareholders from ($):
Investment income—net:
Class A	(699,673)	(1,342,362)
Class C	-	(48,785)
Class I	(19,615,394)	(31,334,683)
Class Y	(21,187,977)	(16,487,075)
Total Dividends	(41,503,044)	(49,212,905)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	3,629,421	11,834,019
Class C	142,487	521,771
Class I	76,984,616	290,412,640
Class Y	218,623,668	827,013,807
Dividends reinvested:
Class A	668,484	1,292,513
Class C	-	34,177
Class I	18,219,301	29,033,887
Class Y	12,543,986	5,616,660
Cost of shares redeemed:
Class A	(18,364,982)	(66,804,240)
Class C	(2,072,309)	(7,776,562)
Class I	(125,904,069)	(821,883,274)
Class Y	(127,200,244)	(269,514,620)
Increase (Decrease) in Net Assets from Capital Stock Transactions	57,270,359	(219,222)
Total Increase (Decrease) in Net Assets	68,413,900	(116,717,234)
Net Assets ($):
Beginning of Period	3,288,279,861	3,404,997,095
End of Period	3,356,693,761	3,288,279,861
Undistributed investment income—net	27,496,024	41,050,051

11

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended May 31, 2016 (Unaudited)	Year Ended November 30, 2015
Capital Share Transactions (Shares):
Class A
Shares sold	256,710	793,174
Shares issued for dividends reinvested	46,649	88,589
Shares redeemed	(1,305,114)	(4,433,469)
Net Increase (Decrease) in Shares Outstanding	(1,001,755)	(3,551,706)
Class C
Shares sold	10,239	34,780
Shares issued for dividends reinvested	-	2,375
Shares redeemed	(149,198)	(528,688)
Net Increase (Decrease) in Shares Outstanding	(138,959)	(491,533)
Class Ia
Shares sold	5,425,549	19,238,867
Shares issued for dividends reinvested	1,266,108	1,979,134
Shares redeemed	(8,874,152)	(54,999,916)
Net Increase (Decrease) in Shares Outstanding	(2,182,495)	(33,781,915)
Class Ya
Shares sold	15,595,934	55,842,301
Shares issued for dividends reinvested	881,517	387,089
Shares redeemed	(9,009,360)	(18,091,265)
Net Increase (Decrease) in Shares Outstanding	7,468,091	38,138,125

[a] During the period ended May 31, 2016, 251,940 Class Y shares representing $3,568,504 were exchanged for 249,152 Class I shares.

See notes to financial statements.

12

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

	Six Months Ended
	May 31, 2016	Year Ended November 30,
Class A Shares	(Unaudited)	2015	2014	2013	2012	2011
Per Share Data ($):
Net asset value, beginning of period	14.66	15.15	15.57	14.13	12.58	12.83
Investment Operations:
Investment income—net[a]	.09	.16	.19	.17	.21	.15
Net realized and unrealized gain (loss) on investments	.11	(.50)	(.43)	1.46	1.46	(.31)
Total from Investment Operations	.20	(.34)	(.24)	1.63	1.67	(.16)
Distributions:
Dividends from investment income—net	(.12)	(.15)	(.18)	(.19)	(.12)	(.09)
Net asset value, end of period	14.74	14.66	15.15	15.57	14.13	12.58
Total Return (%)[b]	1.42[c]	(2.27)	(1.57)	11.65	13.40	(1.32)
Ratios/ Supplemental Data (%):
Ratio of total expenses to average net assets	1.27[d]	1.26	1.29	1.30	1.31	1.27
Ratio of net expenses to average net assets	1.27[d]	1.26	1.29	1.30	1.31	1.27
Ratio of net investment income to average net assets	1.31[d]	1.08	1.26	1.14	1.62	1.08
Portfolio Turnover Rate	5.57[c]	16.52	12.49	2.58	5.47	5.07
Net Assets, end of period ($ x 1,000)	71,296	85,618	142,259	284,575	174,825	192,351

a Based on average shares outstanding.

b Exclusive of sales charge.

c Not annualized.

d Annualized.

See notes to financial statements.

13

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	May 31, 2016	Year Ended November 30,
Class C Shares	(Unaudited)	2015	2014	2013	2012	2011
Per Share Data ($):
Net asset value, beginning of period	14.37	14.84	15.26	13.86	12.33	12.64
Investment Operations:
Investment income—net[a]	.04	.04	.07	.06	.12	.04
Net realized and unrealized gain (loss) on investments	.10	(.48)	(.42)	1.43	1.43	(.30)
Total from Investment Operations	.14	(.44)	(.35)	1.49	1.55	(.26)
Distributions:
Dividends from investment income—net	-	(.03)	(.07)	(.09)	(.02)	(.05)
Net asset value, end of period	14.51	14.37	14.84	15.26	13.86	12.33
Total Return (%)[b]	.97[c]	(2.97)	(2.28)	10.78	12.58	(2.08)
Ratios/ Supplemental Data (%):
Ratio of total expenses to average net assets	2.03[d]	2.03	2.03	2.04	2.06	2.05
Ratio of net expenses to average net assets	2.03[d]	2.03	2.03	2.04	2.06	2.05
Ratio of net investment income to average net assets	.59[d]	.30	.50	.42	.90	.33
Portfolio Turnover Rate	5.57[c]	16.52	12.49	2.58	5.47	5.07
Net Assets, end of period ($ x 1,000)	15,105	16,952	24,805	35,905	23,962	23,319

a Based on average shares outstanding.

b Exclusive of sales charge.

c Not annualized.

d Annualized.

See notes to financial statements.

14

Six Months Ended
	May 31, 2016	Year Ended November 30,
Class I Shares	(Unaudited)	2015	2014	2013	2012	2011
Per Share Data ($):
Net asset value, beginning of period	14.79	15.31	15.73	14.26	12.70	12.93
Investment Operations:
Investment income—net[a]	.12	.20	.26	.23	.26	.19
Net realized and unrealized gain (loss) on investments	.11	(.49)	(.45)	1.48	1.46	(.31)
Total from Investment Operations	.23	(.29)	(.19)	1.71	1.72	(.12)
Distributions:
Dividends from investment income—net	(.19)	(.23)	(.23)	(.24)	(.16)	(.11)
Net asset value, end of period	14.83	14.79	15.31	15.73	14.26	12.70
Total Return (%)	1.58[b]	(1.90)	(1.24)	12.13	13.74	(1.01)
Ratios/ Supplemental Data (%):
Ratio of total expenses to average net assets	.94[c]	.94	.93	.92	.93	.93
Ratio of net expenses to average net assets	.94[c]	.94	.93	.92	.93	.93
Ratio of net investment income to average net assets	1.72[c]	1.33	1.70	1.54	1.96	1.41
Portfolio Turnover Rate	5.57[b]	16.52	12.49	2.58	5.47	5.07
Net Assets, end of period ($ x 1,000)	1,531,612	1,560,084	2,132,444	2,930,169	1,935,074	1,116,202

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

15

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	May 31, 2016	Year Ended November 30,
Class Y Shares	(Unaudited)	2015	2014	2013[a]
Per Share Data ($):
Net asset value, beginning of period	14.63	15.15	15.72	14.49
Investment Operations:
Investment income—net[b]	.13	.22	.14	.06
Net realized and unrealized gain (loss) on investments	.09	(.51)	(.48)	1.17
Total from Investment Operations	.22	(.29)	(.34)	1.23
Distributions:
Dividends from investment income—net	(.19)	(.23)	(.23)	-
Net asset value, end of period	14.66	14.63	15.15	15.72
Total Return (%)	1.56[c]	(1.89)	(2.20)	8.49[c]
Ratios/ Supplemental Data (%):
Ratio of total expenses to average net assets	.91[d]	.91	.91	.91[d]
Ratio of net expenses to average net assets	.91[d]	.91	.91	.91[d]
Ratio of net investment income to average net assets	1.81[d]	1.44	.90	.93[d]
Portfolio Turnover Rate	5.57[c]	16.52	12.49	2.58
Net Assets, end of period ($ x 1,000)	1,738,682	1,625,626	1,105,489	1

a From July 1, 2013 (commencement of initial offering) to November 30, 2013.

b Based on average shares outstanding.

c Not annualized.

d Annualized.

See notes to financial statements.

16

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

International Stock Fund (the “fund”) is a separate diversified series of Strategic Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering ten series, including the fund. The fund’s investment objective is to seek long-term total return. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Walter Scott & Partners Limited (“Walter Scott”), a wholly-owned subsidiary of BNY Mellon and an affiliate of Dreyfus, serves as the fund’s sub-investment adviser. Effective June 3, 2016, the fund was reopened to new investors.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares. The fund is authorized to issue 600 million shares of $.001 par value Common Stock. The fund currently offers four classes of shares: Class A (100 million shares authorized), Class C (100 million shares authorized), Class I (200 million shares authorized) and Class Y (200 million shares authorized). Class A shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I and Class Y shares are sold at net asset value per share generally to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC

17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which

18

market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Company’s Board of Directors (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The following is a summary of the inputs used as of May 31, 2016 in valuing the fund’s investments:

	Level 1- Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities - Foreign Common Stocks†	3,237,756,025	-	-	3,237,756,025
Mutual Funds	114,530,367	-	-	114,530,367
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	-	(10,931)	-	(10,931)

† See Statement of Investments for additional detailed categorizations.

†† Amount shown represents unrealized (depreciation) at period end.

At May 31, 2016, there were no transfers between levels of the fair value hierarchy.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

20

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended May 31, 2016 were as follows:

Affiliated Investment Company	Value 11/30/2015 ($)	Purchases ($)	Sales ($)	Value 5/31/2016 ($)	Net Assets (%)
Dreyfus Institutional Preferred Plus Money Market Fund	127,479,153	204,933,557	217,882,343	114,530,367	3.4

(e) Risk: Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls and delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S.

(f) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended May 31, 2016, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended May 31, 2016, the fund did not incur any interest or penalties.

21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Each tax year in the three-year period ended November 30, 2015 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute. The 2010 Act requires post-enactment losses to be utilized before the utilization of losses incurred in taxable years prior to the effective date of the 2010 Act (“pre-enactment losses”). As a result of this ordering rule, pre-enactment losses may be more likely to expire unused.

The fund has an unused capital loss carryover of $94,633,114 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to November 30, 2015. If not applied, $598,805 of the carryover expires in fiscal year 2016, $15,114,500 expires in fiscal year 2017 and $16,297,830 expires in fiscal year 2019. The fund has $24,899,611 of post-enactment short-term capital losses and $37,722,368 of post-enactment long-term capital losses which can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal year ended November 30, 2015 was as follows: ordinary income $49,212,905. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $555 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to January 11, 2016, the unsecured credit facility with Citibank, N.A. was $480 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended May 31, 2016, the fund did not borrow under the Facilities.

22

NOTE 3—Management Fee, Sub-Investment Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of .85% of the value of the fund’s average daily net assets and is payable monthly.

Pursuant to a sub-investment advisory agreement between Dreyfus and Walter Scott, Dreyfus pays Walter Scott a monthly fee at an annual percentage of the value of the fund’s average daily net assets.

During the period ended May 31, 2016, the Distributor retained $78 from commissions earned on sales of the fund’s Class A shares and $33 from CDSCs on redemptions of the fund’s Class C shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended May 31, 2016, Class C shares were charged $58,178 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended May 31, 2016, Class A and Class C shares were charged $93,063 and $19,393, respectively, pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended May 31, 2016, the fund was charged

23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

$8,178 for transfer agency services and $498 for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $227.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended May 31, 2016, the fund was charged $494,443 pursuant to the custody agreement.

During the period ended May 31, 2016, the fund was charged $4,812 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $2,381,015, Distribution Plan fees $9,547, Shareholder Services Plan fees $18,205, custodian fees $394,507, Chief Compliance Officer fees $4,010 and transfer agency fees $3,593.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and forward contracts, during the period ended May 31, 2016, amounted to $234,005,703 and $174,291,522, respectively.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. The fund enters into International Swaps and Derivatives Association, Inc. Master Agreements or similar agreements (collectively, “Master Agreements”) with its over-the-counter (“OTC”) derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties. Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under a Master Agreement, the fund may offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment in the event of default or termination.

Each type of derivative instrument that was held by the fund during the period ended May 31, 2016 is discussed below.

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Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. The following summarizes open forward contracts at May 31, 2016:

Forward Foreign Currency Exchange Contracts	Foreign Currency Amounts	Cost/ Proceeds ($)	Value ($)	Unrealized (Depreciation)($)
Purchases:
National Australia Bank
British Pound,
Expiring
6/1/2016	726,608	1,061,792	1,052,384	(9,408)
Sales:
National Australia Bank
Japanese Yen,
Expiring
6/2/2016	79,628,401	717,567	719,090	(1,523)
Gross Unrealized Depreciation				(10,931)

The provisions of ASC Topic 210 “Disclosures about Offsetting Assets and Liabilities” require disclosure on the offsetting of financial assets and liabilities. These disclosures are required for certain investments, including

25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

derivative financial instruments subject to Master Agreements which are eligible for offsetting in the Statement of Assets and Liabilities and require the fund to disclose both gross and net information with respect to such investments. For financial reporting purposes, the fund does not offset derivative assets and derivative liabilities that are subject to Master Agreements in the Statement of Assets and Liabilities.

At May 31, 2016, derivative assets and liabilities (by type) on a gross basis are as follows:

Derivative Financial Instruments:	Assets ($)	Liabilities ($)
Forward contracts	-	(10,931)
Total gross amount of derivative
assets and liabilities in the
Statement of Assets and Liabilities	-	(10,931)
Derivatives not subject to
Master Agreements	-	-
Total gross amount of assets
and liabilities subject to
Master Agreements	-	(10,931)

The following table presents derivative liabilities net of amounts available for offsetting under Master Agreements and net of related collateral received or pledged, if any, as of May 31, 2016:

			Financial
			Instruments
			and Derivatives
	Gross Amount of		Available	Collateral	Net Amount of
Counterparty	Liabilities ($)	[1]	for Offset ($)	Pledged ($)	Liabilities ($)
National Australia Bank	(10,931)		-	-	(10,931)

[1] Absent a default event or early termination, OTC derivative assets and liabilities are presented at gross amounts and are not offset in the Statement of Assets and Liabilities.

The following summarizes the average market value of derivatives outstanding during the period ended May 31, 2016:

Average Market Value ($)
Forward contracts	13,248,060

At May 31, 2016, accumulated net unrealized appreciation on investments was $364,888,177, consisting of $583,581,951 gross unrealized appreciation and $218,693,774 gross unrealized depreciation.

26

At May 31, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

27

NOTES

28

NOTES

29

For More Information

International Stock Fund

200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Sub-Investment Adviser

Walter Scott & Partners Limited
(Walter Scott)
One Charlotte Square
Edinburgh, Scotland, UK

Custodian

The Bank of New York Mellon
225 Liberty Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols:	Class A: DISAX Class C: DISCX Class I: DISRX Class Y: DISYX

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. (phone 1-800-SEC-0330 for information).

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2016 MBSC Securities Corporation 6155SA0516

Global Stock Fund

SEMIANNUAL REPORT May 31, 2016

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

T H E F U N D

F O R M O R E I N F O R M AT I O N

Back Cover

Global Stock Fund	The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for Global Stock Fund, covering the six-month period from December 1, 2015 through May 31, 2016. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

A choppy U.S. economic recovery generally has remained intact. New job creation, declining unemployment claims, improved consumer confidence, and higher housing prices have supported an economic expansion that so far has lasted seven years. In response, the Federal Reserve Board raised short-term interest rates in December 2015 for the first time in nearly a decade. Broad measures of U.S. stock and bond market performance exhibited heightened volatility on their way to posting relatively mild gains or losses for the reporting period overall.

On the other hand, the global economy has continued to struggle with persistently slow growth despite historically aggressive monetary policies as weak demand, volatile commodity prices, and the lingering effects of various financial crises took their toll. These developments proved especially challenging for financial markets in early 2016, but stocks and riskier sectors of the bond market later rallied to recoup some of their previous losses, and high-quality sovereign bonds mostly benefited from falling interest rates.

While we are encouraged by the recent resilience of the financial markets, we expect volatility to persist until global economic uncertainty abates. In addition, wide differences in underlying fundamental and technical influences across various asset classes, economic sectors, and regional markets suggest that selectivity may be an important determinant of investment success over the months ahead. We encourage you to discuss the implications of our observations with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

J. Charles Cardona
President
The Dreyfus Corporation
June 15, 2016

2

DISCUSSION OF FUND PERFORMANCE

For the period of December 1, 2015 through May 31, 2016, as provided by Charlie Macquaker, Roy Leckie, Jane Henderson and Rodger Nisbet of Walter Scott & Partners Limited (Walter Scott), Sub-investment adviser

Fund and Market Performance Overview

For the six-month period ended May 31, 2016, the Global Stock Fund’s Class A shares produced a total return of 1.95%, Class C shares returned 1.52%, Class I shares returned 2.10%, and Class Y shares returned 2.11%.1 For the same period, the fund’s benchmark, the Morgan Stanley Capital International World Index (“MSCI World Index”), produced a 0.01% total return.2

Global equities produced roughly flat total returns during the reporting period, masking heightened market volatility. However, favorable security selections in the United States and Europe enabled the fund to outperform its benchmark.

The Fund’s Investment Approach

The fund seeks long-term real returns by investing in high-quality companies that we believe are capable of sustainable growth and wealth creation over a long time horizon. The firm focuses on individual stock selection through extensive fundamental research. Candidates are initially selected for research if they meet certain broad absolute and trend criteria. Financial statements are analyzed in an effort to identify the nature of the cash generation that is looked for in any investment and to understand the variables that demonstrate robust financial health and define long-term competitive advantage. Companies meeting the financial criteria are then subjected to a detailed investigation of products, costs and pricing, competition, industry position, and outlook.

Steep Market Decline Followed by Robust Rally

Global equities proved choppy over the final weeks of 2015 as investors anticipated and then responded to an increase in U.S. interest rates. Moreover, investors reacted negatively to disappointing economic data in Europe and Japan despite aggressively accommodative monetary policies in both regions. The market’s slide intensified in January, when China reported sluggish economic activity, commodity prices plummeted, and global investors worried about the potential impact of additional U.S. rate hikes on the global economy.

Market weakness continued into mid-February, when investor sentiment began to improve in response to stabilizing oil prices, additional easing measures from the European Central Bank and China, as well as indications that U.S. interest rates would rise more gradually than previously feared. However, volatility proved to be a recurring feature of the investment environment, and investors’ spirits were dampened in late April by mixed corporate earnings reports. The market’s advance resumed in May, enabling the Index to post a flat return for the reporting period overall.

Outperformance driven by stock selection

As it is designed to do, the fund held up relatively well during the market downturn early in the reporting period, but it began to lag market averages when the market subsequently rallied. Nonetheless, the fund outperformed its benchmark for the reporting period overall.

The fund’s security selection strategy produced especially favorable results in the United States. From a sector perspective, it was notable that four of the fund’s top-five performers during the reporting period were health care stocks. U.S. robotic surgery specialist Intuitive Surgical saw rising demand for equipment used to perform minimally invasive medical procedures, and the company increased its sales growth forecast. Medical devices maker C.R. Bard reported double-

3

DISCUSSION OF FUND PERFORMANCE (continued)

digit growth for most of its subsidiaries amid increased demand from the emerging markets. Medical technology company Stryker achieved strong sales of a knee replacement implant, which drove sales growth in the United States. Outside of the US, Australian biopharmaceutical company CSL repeated good results and an update of its restructured influenza vaccines business which is now the number two influenza player in the world.

In the information technology sector, Japanese equipment producer Keyence reported strong underlying quarterly results, with sales and operating profit for the quarter reaching all-time highs, despite the recent strength of the yen. The fund’s positions in the industrials sector generally benefited from a marked turnaround in the equipment-and-supplies distribution industry, which triggered a rebound for holdings such as W.W. Grainger and Fastenal.

On a more negative note, several holdings produced disappointing results during the reporting period. Japanese automotive company Denso was undermined by an appreciating yen and regulatory fines stemming from a price-fixing scandal. Biotechnology firm Gilead Sciences was hurt by weaker-than-expected results in its Hepatitis C franchise. Footwear maker Nike struggled with greater competitive pressures in the United States. Sweden-based apparel retailer Hennes & Mauritz encountered currency headwinds and lower same-store-sales comparisons. Swiss watchmaker The Swatch Group was hurt by competitive and pricing pressures.

A More Selective Investment Environment

In our view, the market transition that began in mid-February is likely to cause investors to turn their primary focus away from macroeconomic influences and toward underlying market and business fundamentals. This shift should prove advantageous for active investment managers who seek stocks of high-quality companies with sustainable earnings growth, strong market positions, and the ability to withstand macroeconomic headwinds. Our conviction today rests on the outlook for the companies held, but we do also believe that the case for active investment and stock selection is stronger today than it has been for some time.

June 15, 2016

Equity funds are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

Investing internationally involves special risks, including changes in currency exchange rates, political, economic, and social instability, a lack of comprehensive company information, differing auditing and legal standards, and less market liquidity. These risks generally are greater with emerging market countries than with more economically and politically established foreign countries.

1 Total return includes reinvestment of dividends and any capital gains paid and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price, yield, and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.

2 SOURCE: Lipper Inc. — Reflects reinvestment of net dividends and, where applicable, capital gain distributions. The Morgan Stanley Capital International (MSCI) World Index is an unmanaged index of global stock market performance, including the United States, Canada, Europe, Australia, New Zealand, and the Far East. Investors cannot invest directly in any index.

4

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Global Stock Fund from December 1, 2015 to May 31, 2016. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended May 31, 2016
	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$ 6.21	$ 10.03	$ 4.60	$ 4.55
Ending value (after expenses)	$1,019.50	$1,015.20	$1,021.00	$1,021.10

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended May 31, 2016
	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$ 6.21	$ 10.02	$ 4.60	$ 4.55
Ending value (after expenses)	$1,018.85	$1,015.05	$1,020.45	$1,020.50

† Expenses are equal to the fund’s annualized expense ratio of 1.23% for Class A, 1.99% for Class C, .91% for Class I and .90% for Class Y, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

5

STATEMENT OF INVESTMENTS

May 31, 2016 (Unaudited)

Common Stocks - 97.1%	Shares	Value ($)
Australia - 2.1%
CSL	302,800	25,334,004
Canada - 2.1%
Suncor Energy	909,300	25,115,222
China - 2.1%
CNOOC	21,769,000	25,997,017
Denmark - 1.7%
Novo Nordisk, Cl. B	380,700	21,174,362
France - 5.7%
Essilor International	182,000	23,763,519
L'Oreal	131,600	24,731,007
LVMH Moet Hennessy Louis Vuitton	125,400	20,098,658
		68,593,184
Hong Kong - 6.9%
AIA Group	4,321,800	25,277,587
China Mobile	2,016,500	22,991,590
CLP Holdings	1,301,000	12,272,084
Hong Kong & China Gas	11,725,694	22,513,574
		83,054,835
Japan - 10.4%
Denso	512,700	20,228,349
FANUC	149,100	22,862,853
Honda Motor	435,600	12,395,138
Keyence	42,657	27,119,274
Komatsu	1,098,400	18,970,425
Shin-Etsu Chemical	404,500	23,626,731
		125,202,770
Spain - 1.9%
Inditex	666,700	22,521,042
Sweden - 1.6%
Hennes & Mauritz, Cl. B	636,700	19,540,626
Switzerland - 9.6%
Nestle	320,400	23,659,316
Novartis	306,000	24,289,135
Roche Holding	94,400	24,777,626
SGS	7,800	16,643,662
Swatch Group-BR	34,100	10,051,609

6

Common Stocks - 97.1% (continued)	Shares		Value ($)
Switzerland - 9.6% (continued)
Syngenta	40,591		15,946,464
			115,367,812
Taiwan - 1.9%
Taiwan Semiconductor Manufacturing, ADR	914,100		22,596,552
United Kingdom - 4.0%
Compass Group	1,313,000		24,474,697
Reckitt Benckiser Group	246,200		24,515,164
			48,989,861
United States - 47.1%
Adobe Systems	245,600	[a]	24,429,832
Alphabet, Cl. C	32,397	[a]	23,835,121
Amphenol, Cl. A	405,600		23,816,832
Automatic Data Processing	271,400		23,839,776
C.R. Bard	125,200		27,423,808
Cisco Systems	876,500		25,462,325
Cognizant Technology Solutions, Cl. A	407,700	[a]	25,049,088
Colgate-Palmolive	358,100		25,213,821
EOG Resources	341,000		27,743,760
Fastenal	381,900		17,578,857
Gilead Sciences	262,000		22,809,720
Intuitive Surgical	37,300	[a]	23,674,683
Johnson & Johnson	232,000		26,144,080
MasterCard, Cl. A	238,900		22,910,510
Microsoft	445,700		23,622,100
NIKE, Cl. B	349,800		19,315,956
Oracle	616,000		24,763,200
Praxair	202,500		22,246,650
Schlumberger	299,800		22,874,740
Starbucks	387,016		21,243,308
Stryker	212,900		23,665,964
The TJX Companies	321,800		24,495,416
W.W. Grainger	100,200		22,880,670
Walt Disney	231,200		22,939,664
			567,979,881
Total Common Stocks (cost $838,343,881)			1,171,467,168

7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Other Investment - 2.6%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund (cost $30,754,097)	30,754,097	[b]	30,754,097
Total Investments (cost $869,097,978)	99.7%		1,202,221,265
Cash and Receivables (Net)	.3%		4,056,515
Net Assets	100.0%		1,206,277,780

ADR—American Depository Receipt

BR—Bearer Certificate

a Non-income producing security.

b Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited) †	Value (%)
Information Technology	22.2
Health Care	20.2
Consumer Discretionary	18.0
Energy	8.4
Industrial	8.2
Consumer Staples	8.1
Materials	5.1
Utilities	2.9
Money Market Investment	2.6
Financials	2.1
Telecommunication Services	1.9
99.7

† Based on net assets.

See notes to financial statements.

8

STATEMENT OF ASSETS AND LIABILITIES

May 31, 2016 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments:
Unaffiliated issuers	838,343,881	1,171,467,168
Affiliated issuers	30,754,097	30,754,097
Cash		228,213
Cash denominated in foreign currency	899,739	894,774
Dividends receivable		3,971,540
Receivable for shares of Common Stock subscribed		60,509
Prepaid expenses		69,524
		1,207,445,825
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		1,008,212
Payable for shares of Common Stock redeemed		60,400
Unrealized depreciation on forward foreign currency exchange contracts—Note 4		529
Accrued expenses		98,904
		1,168,045
Net Assets ($)		1,206,277,780
Composition of Net Assets ($):
Paid-in capital		864,250,106
Accumulated undistributed investment income—net		6,209,222
Accumulated net realized gain (loss) on investments		2,744,598
Accumulated net unrealized appreciation (depreciation) on investments and foreign currency transactions		333,073,854
Net Assets ($)		1,206,277,780

Net Asset Value Per Share	Class A	Class C	Class I	Class Y
Net Assets ($)	39,570,497	15,187,625	838,487,292	313,032,366
Shares Outstanding	2,287,868	899,191	47,853,160	17,888,422
Net Asset Value Per Share ($)	17.30	16.89	17.52	17.50

See notes to financial statements.

9

STATEMENT OF OPERATIONS

Six Months Ended May 31, 2016 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $1,049,649 foreign taxes withheld at source):
Unaffiliated issuers	11,922,819
Affiliated issuers	34,549
Total Income	11,957,368
Expenses:
Management fee—Note 3(a)	4,919,725
Shareholder servicing costs—Note 3(c)	142,766
Custodian fees—Note 3(c)	102,585
Distribution fees—Note 3(b)	56,509
Professional fees	47,873
Directors’ fees and expenses—Note 3(d)	38,362
Registration fees	30,245
Prospectus and shareholders’ reports	10,474
Loan commitment fees—Note 2	5,562
Interest expense—Note 2	115
Miscellaneous	29,022
Total Expenses	5,383,238
Less—reduction in fees due to earnings credits—Note 3(c)	(130)
Net Expenses	5,383,108
Investment Income—Net	6,574,260
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	2,775,749
Net realized gain (loss) on forward foreign currency exchange contracts	236,059
Net Realized Gain (Loss)	3,011,808
Net unrealized appreciation (depreciation) on investments and foreign currency transactions	14,274,826
Net unrealized appreciation (depreciation) on forward foreign currency exchange contracts	(404)
Net Unrealized Appreciation (Depreciation)	14,274,422
Net Realized and Unrealized Gain (Loss) on Investments	17,286,230
Net Increase in Net Assets Resulting from Operations	23,860,490

See notes to financial statements.

10

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended May 31, 2016 (Unaudited)	Year Ended November 30, 2015
Operations ($):
Investment income—net	6,574,260	18,564,816
Net realized gain (loss) on investments	3,011,808	96,374,259
Net unrealized appreciation (depreciation) on investments	14,274,422	(117,034,732)
Net Increase (Decrease) in Net Assets Resulting from Operations	23,860,490	(2,095,657)
Dividends to Shareholders from ($):
Investment income—net:
Class A	(438,302)	(363,489)
Class C	(36,094)	-
Class I	(10,906,960)	(15,456,826)
Class Y	(4,669,733)	(5,037,940)
Net realized gain on investments:
Class A	(3,430,412)	(252,406)
Class C	(1,311,795)	(99,330)
Class I	(65,367,007)	(6,528,723)
Class Y	(26,983,433)	(2,107,437)
Total Dividends	(113,143,736)	(29,846,151)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	1,394,817	3,042,493
Class C	670,063	529,851
Class I	88,418,574	129,886,552
Class Y	10,060,970	23,210,988
Dividends reinvested:
Class A	3,728,958	593,048
Class C	1,047,099	73,742
Class I	73,816,805	21,539,427
Class Y	16,949,728	3,565,667
Cost of shares redeemed:
Class A	(6,019,731)	(14,834,842)
Class C	(1,669,592)	(5,220,553)
Class I	(73,828,604)	(789,917,460)
Class Y	(30,264,695)	(146,142,788)
Increase (Decrease) in Net Assets from Capital Stock Transactions	84,304,392	(773,673,875)
Total Increase (Decrease) in Net Assets	(4,978,854)	(805,615,683)
Net Assets ($):
Beginning of Period	1,211,256,634	2,016,872,317
End of Period	1,206,277,780	1,211,256,634
Undistributed investment income—net	6,209,222	15,686,051

11

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended May 31, 2016 (Unaudited)	Year Ended November 30, 2015
Capital Share Transactions (Shares):
Class A
Shares sold	80,740	164,050
Shares issued for dividends reinvested	216,561	32,284
Shares redeemed	(351,072)	(801,721)
Net Increase (Decrease) in Shares Outstanding	(53,771)	(605,387)
Class Ca
Shares sold	40,108	28,867
Shares issued for dividends reinvested	62,131	4,092
Shares redeemed	(99,921)	(287,961)
Net Increase (Decrease) in Shares Outstanding	2,318	(255,002)
Class Ia
Shares sold	5,058,217	6,814,978
Shares issued for dividends reinvested	4,238,752	1,159,280
Shares redeemed	(4,214,613)	(41,863,430)
Net Increase (Decrease) in Shares Outstanding	5,082,356	(33,889,172)
Class Ya
Shares sold	582,853	1,240,691
Shares issued for dividends reinvested	974,599	192,219
Shares redeemed	(1,750,833)	(7,873,294)
Net Increase (Decrease) in Shares Outstanding	(193,381)	(6,440,384)

[a] During the period ended May 31, 2016, 93,936 Class Y shares representing $1,627,829 were exchanged for 93,819 Class I shares and 613 Class C shares representing $10,975 were exchanged for 589 Class I shares

See notes to financial statements.

12

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

	Six Months Ended
	May 31, 2016	Year Ended November 30,
Class A Shares	(Unaudited)	2015	2014	2013	2012	2011
Per Share Data ($):
Net asset value, beginning of period	18.66	18.89	18.02	15.02	13.51	12.99
Investment Operations:
Investment income—net[a]	.07	.13	.14	.13	.11	.11
Net realized and unrealized gain (loss) on investments	.25	(.14)	.83	2.95	1.62	.52
Total from Investment Operations	.32	(.01)	.97	3.08	1.73	.63
Distributions:
Dividends from investment income—net	(.19)	(.13)	(.10)	(.08)	(.10)	(.07)
Dividends from net realized gain on investments	(1.49)	(.09)	-	-	(.12)	(.04)
Total Distributions	(1.68)	(.22)	(.10)	(.08)	(.22)	(.11)
Net asset value, end of period	17.30	18.66	18.89	18.02	15.02	13.51
Total Return (%)[b]	1.95[c]	(.13)	5.49	20.60	13.08	4.86
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.23[d]	1.23	1.23	1.24	1.28	1.27
Ratio of net expenses to average net assets	1.23[d]	1.23	1.23	1.24	1.28	1.27
Ratio of net investment income to average net assets	.81[d]	.71	.76	.76	.80	.80
Portfolio Turnover Rate	5.48[c]	10.82	7.05	6.39	6.05	8.54
Net Assets, end of period ($ x 1,000)	39,570	43,698	55,682	89,024	61,806	48,872

a Based on average shares outstanding.

b Exclusive of sales charge.

c Not annualized.

d Annualized.

See notes to financial statements.

13

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	May 31, 2016	Year Ended November 30,
Class C Shares	(Unaudited)	2015	2014	2013	2012	2011
Per Share Data ($):
Net asset value, beginning of period	18.18	18.42	17.61	14.71	13.24	12.78
Investment Operations:
Investment income (loss)—net[a]	.00[b]	(.01)	(.01)	.00[b]	.01	.01
Net realized and unrealized gain (loss) on investments	.24	(.14)	.82	2.90	1.59	.50
Total from Investment Operations	.24	(.15)	.81	2.90	1.60	.51
Distributions:
Dividends from investment income—net	(.04)	-	-	-	(.01)	(.01)
Dividends from net realized gain on investments	(1.49)	(.09)	-	-	(.12)	(.04)
Total Distributions	(1.53)	(.09)	-	-	(.13)	(.05)
Net asset value, end of period	16.89	18.18	18.42	17.61	14.71	13.24
Total Return (%)[c]	1.52[d]	(.83)	4.60	19.72	12.21	4.01
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.99[e]	1.99	2.00	2.01	2.05	2.03
Ratio of net expenses to average net assets	1.99[e]	1.99	2.00	2.01	2.05	2.03
Ratio of net investment income (loss ) to average net assets	.06[e]	(.07)	(.05)	.00[f]	.05	.05
Portfolio Turnover Rate	5.48[d]	10.82	7.05	6.39	6.05	8.54
Net Assets, end of period ($ x 1,000)	15,188	16,303	21,221	23,543	15,883	13,872

a Based on average shares outstanding.

b Amount represents less than $.01 per share.

c Exclusive of sales charge.

d Not annualized.

e Annualized.

f Amount represents less than .01%.

See notes to financial statements.

14

	Six Months Ended
	May 31, 2016	Year Ended November 30,
Class I Shares	(Unaudited)	2015	2014	2013	2012	2011
Per Share Data ($):
Net asset value, beginning of period	18.92	19.18	18.28	15.24	13.70	13.15
Investment Operations:
Investment income—net[a]	.10	.20	.20	.19	.16	.16
Net realized and unrealized gain (loss) on investments	.25	(.16)	.85	2.98	1.64	.53
Total from Investment Operations	.35	.04	1.05	3.17	1.80	.69
Distributions:
Dividends from investment income—net	(.26)	(.21)	(.15)	(.13)	(.14)	(.10)
Dividends from net realized gain on investments	(1.49)	(.09)	-	-	(.12)	(.04)
Total Distributions	(1.75)	(.30)	(.15)	(.13)	(.26)	(.14)
Net asset value, end of period	17.52	18.92	19.18	18.28	15.24	13.70
Total Return (%)	2.10[b]	.20	5.80	20.93	13.49	5.23
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.91[c]	.91	.91	.91	.93	.93
Ratio of net expenses to average net assets	.91[c]	.91	.91	.91	.93	.93
Ratio of net investment income to average net assets	1.17[c]	1.05	1.06	1.12	1.14	1.13
Portfolio Turnover Rate	5.48[b]	10.82	7.05	6.39	6.05	8.54
Net Assets, end of period ($ x 1,000)	838,487	809,432	1,470,169	1,567,608	668,063	472,646

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

15

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	May 31, 2016	Year Ended November 30,
Class Y Shares	(Unaudited)	2015	2014	2013[a]
Per Share Data ($):
Net asset value, beginning of period	18.90	19.16	18.27	16.40
Investment Operations:
Investment income—net[b]	.10	.19	.14	.01
Net realized and unrealized gain (loss) on investments	.25	(.15)	.90	1.86
Total from Investment Operations	.35	.04	1.04	1.87
Distributions:
Dividends from investment income—net	(.26)	(.21)	(.15)	-
Dividends from net realized gain on investments	(1.49)	(.09)	-	-
Total Distributions	(1.75)	(.30)	(.15)	-
Net asset value, end of period	17.50	18.90	19.16	18.27
Total Return (%)	2.11[c]	.21	5.75	11.40[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.90[d]	.90	.90	.90[d]
Ratio of net expenses to average net assets	.90[d]	.90	.90	.90[d]
Ratio of net investment income to average net assets	1.15[d]	1.03	.74	.83[d]
Portfolio Turnover Rate	5.48[c]	10.82	7.05	6.39
Net Assets, end of period ($ x 1,000)	313,032	341,823	469,801	23,149

a From July 1, 2013 (commencement of initial offering) to November 30, 2013.

b Based on average shares outstanding.

c Not annualized.

d Annualized.

See notes to financial statements.

16

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Global Stock Fund (the “fund”) is a separate diversified series of Strategic Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering ten series, including the fund. The fund’s investment objective is to seek long-term total return. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Walter Scott & Partners Limited (“Walter Scott”), a wholly-owned subsidiary of BNY Mellon and an affiliate of Dreyfus, serves as the fund’s sub-investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares. The fund is authorized to issue 500 million shares of $.001 par value Common Stock. The fund currently offers four classes of shares: Class A (100 million shares authorized), Class C (100 million shares authorized), Class I (200 million shares authorized) and Class Y (100 million shares authorized). Class A shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I and Class Y shares are sold at net asset value per share generally to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with

17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if

18

there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Company’s Board of Directors (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of May 31, 2016 in valuing the fund’s investments:

19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

	Level 1- Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities - Domestic Common Stocks†	567,979,881	-	-	567,979,881
Equity Securities - Foreign Common Stocks†	603,487,287	-	-	603,487,287
Mutual Funds	30,754,097	-	-	30,754,097
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	-	(529)	-	(529)

† See Statement of Investments for additional detailed categorizations.

†† Amount shown represents unrealized (depreciation) at period end.

At May 31, 2016, there were no transfers between levels of the fair value hierarchy.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments

20

in affiliated investment companies during the period ended May 31, 2016 were as follows:

Affiliated Investment Company	Value 11/30/2015 ($)	Purchases ($)	Sales ($)	Value 5/31/2016 ($)	Net Assets (%)
Dreyfus Institutional Preferred Plus Money Market Fund	34,331,934	136,186,636	139,764,473	30,754,097	2.6

(e) Risk: Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls and delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S.

(f) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended May 31, 2016, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended May 31, 2016, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended November 30, 2015 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended November 30, 2015 was as follows: ordinary income

21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

$24,906,950 and long-term capital gains $4,939,201. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $555 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to January 11, 2016, the unsecured credit facility with Citibank, N.A. was $480 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended May 31, 2016, the fund did not borrow under the Facilities.

NOTE 3—Management Fee, Sub-Investment Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of .85% of the value of the fund’s average daily net assets and is payable monthly.

Pursuant to a sub-investment advisory agreement between Dreyfus and Walter Scott, Dreyfus pays Walter Scott a monthly fee at an annual percentage of the value of the fund’s average daily net assets.

During the period ended May 31, 2016, the Distributor retained $302 from commissions earned on sales of the fund’s Class A shares and $83 from CDSCs on redemptions of the fund’s Class C shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended May 31, 2016, Class C shares were charged $56,509 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports

22

and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended May 31, 2016, Class A and Class C shares were charged $50,188 and $18,836, respectively, pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended May 31, 2016, the fund was charged $5,117 for transfer agency services and $285 for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $130.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended May 31, 2016, the fund was charged $102,585 pursuant to the custody agreement.

During the period ended May 31, 2016, the fund was charged $4,812 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $856,176, Distribution Plan fees $9,545, Shareholder Services Plan fees $11,515, custodian fees $125,007, Chief Compliance Officer fees $4,010 and transfer agency fees $1,959.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and forward contracts, during the period ended May 31, 2016, amounted to $62,748,205 and $82,485,246, respectively.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. The fund enters into International Swaps and Derivatives Association, Inc. Master Agreements or similar agreements (collectively, “Master Agreements”) with its over-the-counter (“OTC”) derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties. Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under a Master Agreement, the fund may offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment in the event of default or termination.

Each type of derivative instrument that was held by the fund during the period ended May 31, 2016 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the

24

counterparty. The following summarizes open forward contracts at May 31, 2016:

Forward Foreign Currency Exchange Contracts	Foreign Currency Amount	Proceeds ($)	Value ($)	Unrealized (Depreciation)($)
Sales:
National Australia Bank
Japanese Yen,
Expiring
6/2/2016	27,685,800	249,490	250,019	(529)
Gross Unrealized Depreciation				(529)

The provisions of ASC Topic 210 “Disclosures about Offsetting Assets and Liabilities” require disclosure on the offsetting of financial assets and liabilities. These disclosures are required for certain investments, including derivative financial instruments subject to Master Agreements which are eligible for offsetting in the Statement of Assets and Liabilities and require the fund to disclose both gross and net information with respect to such investments. For financial reporting purposes, the fund does not offset derivative assets and derivative liabilities that are subject to Master Agreements in the Statement of Assets and Liabilities.

At May 31, 2016, derivative assets and liabilities (by type) on a gross basis are as follows:

Derivative Financial Instruments:	Assets ($)	Liabilities ($)
Forward contracts	-	(529)
Total gross amount of derivative
assets and liabilities in the
Statement of Assets and Liabilities	-	(529)
Derivatives not subject to
Master Agreements	-	-
Total gross amount of assets
and liabilities subject to
Master Agreements	-	(529)

25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The following table presents derivative liabilities net of amounts available for offsetting under Master Agreements and net of related collateral received or pledged, if any, as of May 31, 2016:

			Financial
			Instruments
			and Derivatives
	Gross Amount of		Available	Collateral	Net Amount of
Counterparty	Liabilities ($)	[1]	for Offset ($)	Pledged ($)	Liabilities ($)
National Australia Bank	(529)		-	-	(529)

[1] Absent a default event or early termination, OTC derivative assets and liabilities are presented at gross amounts and are not offset in the Statement of Assets and Liabilities.

The following summarizes the average market value of derivatives outstanding during the period ended May 31, 2016:

Average Market Value ($)
Forward contracts	658,865

At May 31, 2016, accumulated net unrealized appreciation on investments was $333,123,287, consisting of $368,090,881 gross unrealized appreciation and $34,967,594 gross unrealized depreciation.

At May 31, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

26

NOTES

27

NOTES

28

NOTES

29

For More Information

Global Stock Fund

200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Sub-Investment Adviser

Walter Scott & Partners Limited
(Walter Scott)
One Charlotte Square
Edinburgh, Scotland, UK

Custodian

The Bank of New York Mellon
225 Liberty Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols:	Class A: DGLAX Class C: DGLCX Class I: DGLRX Class Y: DGLYX

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. (phone 1-800-SEC-0330 for information).

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2016 MBSC Securities Corporation 6159SA0516

Dreyfus MLP Fund

SEMIANNUAL REPORT May 31, 2016

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

T H E F U N D

F O R M O R E I N F O R M AT I O N

Back Cover

Dreyfus MLP Fund	The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus MLP Fund, covering the six-month period from December 1, 2015 through May 31, 2016. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

A choppy U.S. economic recovery generally has remained intact. New job creation, declining unemployment claims, improved consumer confidence, and higher housing prices have supported an economic expansion that so far has lasted seven years. In response, the Federal Reserve Board raised short-term interest rates in December 2015 for the first time in nearly a decade. Broad measures of U.S. stock and bond market performance exhibited heightened volatility on their way to posting relatively mild gains or losses for the reporting period overall.

On the other hand, the global economy has continued to struggle with persistently slow growth despite historically aggressive monetary policies as weak demand, volatile commodity prices, and the lingering effects of various financial crises took their toll. These developments proved especially challenging for financial markets in early 2016, but stocks and riskier sectors of the bond market later rallied to recoup some of their previous losses, and high-quality sovereign bonds mostly benefited from falling interest rates.

While we are encouraged by the recent resilience of the financial markets, we expect volatility to persist until global economic uncertainty abates. In addition, wide differences in underlying fundamental and technical influences across various asset classes, economic sectors, and regional markets suggest that selectivity may be an important determinant of investment success over the months ahead. We encourage you to discuss the implications of our observations with your financial advisor

Thank you for your continued confidence and support.

Sincerely,

J. Charles Cardona
President
The Dreyfus Corporation
June 15, 2016

2

DISCUSSION OF FUND PERFORMANCE

For the period of December 1, 2015 through May 31, 2016, as provided by Robert A. Nicholson and Zev D. Nijensohn, Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended May 31, 2016, Dreyfus MLP Fund’s Class A shares at NAV produced a total return of 4.34%, Class C shares returned 3.99%, Class I shares returned 4.45%, and Class Y shares returned 4.45%.1 In comparison, the fund’s benchmark, the Alerian MLP Index (the “Index”) produced a total return of 5.22% for the same period.2

The extreme volatility that had roiled the stocks of midstream energy infrastructure master limited partnerships appeared to stabilize during the reporting period, enabling the Index to produce a positive total return. The fund lagged its benchmark mainly due to shortfalls among a handful of individual holdings.

The Fund’s Investment Approach

The fund seeks total return consisting of capital appreciation and income. To pursue its goal, the fund invests in master limited partnerships (“MLPs”) that own and operate assets that are used in the energy sector, including assets used in gathering, processing, storing, and transporting oil and gas, refined products, coal, electricity or alternative fuels, or that provide energy-related equipment or services. The fund intends to concentrate its investments, under normal circumstances, in the energy sector, primarily investing in “midstream” energy infrastructure MLPs. The fund typically maintains a concentrated portfolio of 15 to 20 positions. The fund may utilize leverage through borrowings, short sales, or derivative instruments.

We employ a bottom-up fundamental and event-driven process to select MLP investments, in which we evaluate both fundamental drivers and financial structure drivers to identify catalysts that can impact cash flow growth and valuation throughout the MLP lifecycle.

Oil Price Swings Sparked Market Turbulence

The energy infrastructure sector traded with a high correlation to oil prices, producing significant volatility as many of the influences that drove the MLP sector in 2015 remained front and center over the first three months of the reporting period. Most notably, a steep drop in oil prices exacerbated ongoing fears about the health of U.S. energy producers and their tangential impact on the midstream sector. These concerns intensified when high-yield bond spreads widened substantially, credit rating agencies downgraded several exploration-and-production companies, and two energy-sector bankruptcy cases called the sanctity of midstream contracts into question.

3

DISCUSSION OF FUND PERFORMANCE (continued)

In mid-February, the energy sector began to rally when oil prices recovered and the worst-case scenario in oil markets failed to materialize. The MLP sector advanced as energy-related high-yield bond spreads tightened. By the reporting period’s end, the sector had rebounded sharply, enabling the Index to post a solidly positive total return for the reporting period overall.

Selection Strategy Hampered Relative Results

The fund’s performance during the reporting period was driven primarily by individual stock selections with several outperformers offset by a handful of holdings accounting for the fund’s lagging results compared to the benchmark. Most notably, a fee-based gathering-and-processing MLP saw a reduction in its customers’ capital expenditure plans, and investors questioned its dividend coverage and longer-term growth outlook. A refinery logistics and gathering-and-processing MLP suffered when management lowered its distribution growth targets only six weeks after reaffirming previous guidance. The general partner of an oil and natural gas pipeline MLP lost a degree of value when investors worried about the cost and availability of capital to finance its growth plans. An increase in portfolio hedging costs also weighed on relative performance.

The fund achieved better results in other areas. We maintained a relatively high cash position during the market downturn, both lowering daily volatility and enabling us to add opportunistically to existing positions during the rebound. In addition, the timing of a new position in a gathering-and-processing MLP in the Marcellus and Utica shale basins proved opportune when strong operating performance and improved risk sentiment led to gains. A more seasoned holding in a newly sponsored gathering-and-processing MLP in the Marcellus and Utica shale basins also rebounded sharply. An MLP that owns the first liquefied natural gas export facility in the United States made its inaugural export shipment and reduced its debt load.

At times during the reporting period, the fund employed equity derivatives to establish certain positions and manage risk.

A More Constructive Investment Posture

In the wake of an historical disconnect between the durability of underlying cash flows, asset values, and security prices, we believe that energy-related MLPs generally remain deeply discounted and are poised for continued recovery. As of the end of the reporting period, positive data from our ongoing analysis of underlying market and business fundamentals, including the rebalancing of supply-and-demand dynamics for crude oil, conditions in equity and credit capital markets, and MLP financial policies has led us to increase the fund’s risk posture. As the business cycle progresses, we have begun to favor MLPs with exposure to

4

rebounding commodity prices and improving U.S. oil production volumes, but we have remained cautious with regard to lower-quality producers or those with resources in disadvantaged supply basins.

June 15, 2016

Master Limited Partnership (MLP) investments involve risks that differ from investments in common stock, including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks, dilution risks, and risks related to the general partner’s right to require unit-holders to sell their common units at an undesirable time or price. Under normal circumstances, the fund concentrates its investments in the energy sector, focusing on energy infrastructure MLPs, and may, therefore, be more susceptible to the risks affecting such sector and MLPs. In addition, the fund’s performance may be more vulnerable to changes in the market value than more broadly diversified funds.

Equity funds are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

Because the fund’s investments are concentrated in the energy and related sectors, the value of its shares will be affected by factors particular to those sectors and may fluctuate more widely than that of a fund which invests in a broad range of industries. The market value of these securities may be affected by numerous factors, including events occurring in nature, inflationary pressures, and domestic and international politics. Interest rates, commodity prices, economic, tax, energy developments, and government regulations may affect supply and demand dynamics and the share prices of companies in the sector.

Securities of companies within specific energy sectors can perform differently from the overall market. This may be due to changes in such things as the regulatory or competitive environment or to changes in investor perceptions regarding a sector. Because the fund may allocate relatively more assets to certain energy sectors than others, the fund’s performance may be more sensitive to developments that affect those sectors emphasized by the fund.

Small and midsized companies carry additional risks because their earnings and revenues tend to be less predictable, and their share prices more volatile, than those of larger, more established companies.

MLP tax risk will depend on the MLPs being treated as partnerships for U.S. federal income tax purposes. Partnerships do not pay U.S. federal income tax at the partnership level. Rather, each partner is allocated a share of the partnership’s income, gains, losses, deductions, and expenses. A change in current tax law, or a change in the business of a given MLP, could result in an MLP being treated as a corporation for U.S. federal income tax purposes, which would result in the MLP being required to pay U.S. federal income tax (as well as state and local income taxes) on its taxable income.

1 Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking in effect through May 1, 2017, at which time it may be extended, terminated, or modified. Had these expenses not been absorbed, the fund’s returns would have been lower.

2 SOURCE: Lipper Inc. — Reflects reinvestment of dividends and, where applicable, capital gain distributions. The Alerian MLP Index is a float-adjusted, market-capitalization weighted composite of 50 energy MLPs representing approximately 75% of the available market capitalization, with a median market capitalization of approximately $4.2 billion as of December 31, 2015. Investors cannot invest directly in any index.

5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus MLP Fund from December 1, 2015 to May 31, 2016. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended May 31, 2016

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$9.60	$13.41	$8.33	$8.23
Ending value (after expenses)	$1,043.40	$1,039.90	$1,044.50	$1,044.50

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended May 31, 2016

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$9.47	$13.23	$8.22	$8.12
Ending value (after expenses)	$1,015.60	$1,011.85	$1,016.85	$1,016.95

† Expenses are equal to the fund’s annualized expense ratio of 1.88% for Class A, 2.63% for Class C, 1.63% for Class I and 1.61% for Class Y, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS

May 31, 2016 (Unaudited)

Common Stocks - 13.1%	Shares		Value ($)
Energy - 11.5%
Cheniere Energy	21,361	[a]	686,329
Kinder Morgan	19,850		358,888
Plains GP Holdings, Cl. A	55,846		524,394
Williams	43,061		954,232
			2,523,843
Utilities - 1.6%
NiSource	14,877		354,965
Total Common Stocks (cost $2,697,996)			2,878,808
Master Limited Partnerships - 81.3%
Energy - 76.4%
Buckeye Partners LP	11,659		838,515
Cheniere Energy Partners LP	29,510		853,134
Cone Midstream Partners LP	119,620		1,854,110
Energy Transfer Partners LP	20,449		741,481
Enterprise Products Partners LP	81,229		2,254,917
MPLX LP	43,658		1,392,690
NuStar Energy LP	20,276		996,971
Nustar GP Holdings LLC	49,367		1,235,656
Plains All American Pipeline LP	58,542		1,354,077
Rice Midstream Partners LP	104,698		1,914,926
Sprague Resources LP	10,249		245,464
Western Gas Equity Partners LP	19,812		833,095
Western Gas Partners LP	8,320		414,586
Western Refining Logistics LP	44,110		1,041,437
Williams Partners LP	26,373		841,826
			16,812,885
Materials - 4.9%
Westlake Chemical Partners LP	47,287		1,087,128
Total Master Limited Partnerships (cost $16,322,718)			17,900,013
Warrants - .0%	Number of Warrants		Value ($)
Energy - .0%
Kinder Morgan (5/25/17) (cost $1,545,343)	472,743	[a]	12,149

7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Other Investment - 5.4%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund (cost $1,189,175)	1,189,175	[b]	1,189,175
Total Investments (cost $21,755,232)	99.8%		21,980,145
Cash and Receivables (Net)	.2%		38,726
Net Assets	100.0%		22,018,871

LLC—Limited Liability Company

LP—Limited Partnership

a Non-income producing security.

b Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited) †	Value (%)
Energy	87.9
Money Market Investment	5.4
Materials	4.9
Utilities	1.6
99.8

† Based on net assets.

See notes to financial statements.

8

STATEMENT OF SECURITIES SOLD SHORT

May 31, 2016 (Unaudited)

Common Stocks-3.0%	Shares	Value ($)
Exchange-Traded Funds-3.0%
iShares U.S. Real Estate ETF	4,137	323,720
SPDR Barclays High Yield Bond ETF	9,401	331,197
Total Common Stocks (proceeds $589,450)		654,917
Master Limited Partnerships-1.8%
Energy-1.8%
Tallgrass Energy Partners LP (proceeds $433,499)	8,719	394,622
Total Securities Sold Short (proceeds $1,022,949)		1,049,539

ETF—Exchange-Traded Fund

LP—Limited Partnership

SPDR—Standard & Poor's Depository Receipt

Portfolio Summary (Unaudited) †	Value (%)
Exchange-Traded Funds	3.0
Energy	1.8
4.8

† Based on net assets.

See notes to financial statements.

9

STATEMENT OF ASSETS AND LIABILITIES

May 31, 2016 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments:
Unaffiliated issuers	20,566,057	20,790,970
Affiliated issuers	1,189,175	1,189,175
Cash		1,415
Receivable from brokers for proceeds on securities sold short—Note 4		1,022,949
Cash collateral held by broker—Note 4		107,600
Receivable for shares of Common Stock subscribed		2,000
Dividends receivable		125
Prepaid expenses		39,287
		23,153,521
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		24,487
Securities sold short, at value (proceeds $1,022,949)—See Statement of Securities Sold Short—Note 4		1,049,539
Payable for interests on securities sold short		263
Accrued expenses		60,361
		1,134,650
Net Assets ($)		22,018,871
Composition of Net Assets ($):
Paid-in capital		29,541,080
Accumulated investment (loss)—net		(257,269)
Accumulated net realized gain (loss) on investments		(7,463,263)
Accumulated net unrealized appreciation (depreciation) on investments and securities sold short		198,323
Net Assets ($)		22,018,871

Net Asset Value Per Share	Class A	Class C	Class I	Class Y
Net Assets ($)	4,019,747	676,923	8,140,805	9,181,396
Shares Outstanding	474,697	80,601	958,598	1,081,003
Net Asset Value Per Share ($)	8.47	8.40	8.49	8.49

See notes to financial statements.

10

STATEMENT OF OPERATIONS

Six Months Ended May 31, 2016 (Unaudited)

Investment Income ($):
Income:
Distributions from Master Limited Partnerships	563,727
Less return of capital on distributions from Master Limited Partnerships	(563,727)
Cash dividends:
Unaffiliated issuers	56,422
Affiliated issuers	1,785
Total Income	58,207
Expenses:
Management fee—Note 3(a)	89,833
Professional fees	88,456
Registration fees	45,336
Dividends on securities sold short	26,711
Custodian fees—Note 3(c)	6,810
Shareholder servicing costs—Note 3(c)	6,697
Interest on securities sold short	6,518
Prospectus and shareholders’ reports	4,040
Distribution fees—Note 3(b)	2,229
Directors’ fees and expenses—Note 3(d)	696
Loan commitment fees—Note 2	120
Miscellaneous	9,499
Total Expenses, before income taxes	286,945
Less—reduction in expenses due to undertaking—Note 3(a)	(134,007)
Less—reduction in fees due to earnings credits—Note 3(c)	(7)
Net Expenses, before income taxes	152,931
Income Taxes	-
Investment (Loss)—Net	(94,724)
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments:
Long transactions	(5,405,485)
Short sale transactions	67,545
Net realized gain (loss) on options transactions	(176,884)
Net Realized Gain (Loss)	(5,514,824)
Net unrealized appreciation (depreciation) on investments	6,884,868
Net unrealized appreciation (depreciation) on securities sold short	(128,598)
Net Unrealized Appreciation (Depreciation)	6,756,270
Net Realized and Unrealized Gain (Loss) on Investments	1,241,446
Net Increase in Net Assets Resulting from Operations	1,146,722

See notes to financial statements.

11

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended May 31, 2016 (Unaudited)	Year Ended November 30, 2015[a]
Operations ($):
Investment (loss)—net	(94,724)	(162,545)
Net realized gain (loss) on investments	(5,514,824)	(1,948,439)
Net unrealized appreciation (depreciation) on investments	6,756,270	(6,557,947)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,146,722	(8,668,931)
Distributions to Shareholders from ($):
Tax return of capital:
Class A	(87,502)	(35,733)
Class C	(15,231)	(7,890)
Class I	(161,398)	(93,424)
Class Y	(185,390)	(89,989)
Total Distributions	(449,521)	(227,036)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	193,819	5,499,418
Class C	-	1,005,119
Class I	1,156,145	11,506,962
Class Y	1,067,574	11,375,000
Dividends reinvested:
Class A	4,575	4,173
Class C	112	-
Class I	10,128	14,323
Class Y	7,826	-
Cost of shares redeemed:
Class A	(97,408)	(250,606)
Class I	(1,201,106)	(78,417)
Increase (Decrease) in Net Assets from Capital Stock Transactions	1,141,665	29,075,972
Total Increase (Decrease) in Net Assets	1,838,866	20,180,005
Net Assets ($):
Beginning of Period	20,180,005	-
End of Period	22,018,871	20,180,005
Accumulated investment (loss)—net	(257,269)	(162,545)

12

	Six Months Ended May 31, 2016 (Unaudited)	Year Ended November 30, 2015[a]
Capital Share Transactions (Shares):
Class A
Shares sold	25,386	488,525
Shares issued for dividends reinvested	599	496
Shares redeemed	(12,540)	(27,769)
Net Increase (Decrease) in Shares Outstanding	13,445	461,252
Class C
Shares sold	-	80,587
Shares issued for dividends reinvested	14	-
Class I
Shares sold	163,020	956,452
Shares issued for dividends reinvested	1,348	1,703
Shares redeemed	(155,119)	(8,806)
Net Increase (Decrease) in Shares Outstanding	9,249	949,349
Class Y
Shares sold	147,230	932,731
Shares issued for dividends reinvested	1,042	-
Net Increase (Decrease) in Shares Outstanding	148,272	932,731

a From April 30, 2015 (commencement of operations) to November 30, 2015.

See notes to financial statements.

13

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during the period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

Class A Shares	Six Months Ended May 31, 2016	Year Ended
	(Unaudited)	November 30, 2015[a]
Per Share Data ($):
Net asset value, beginning of period	8.32	12.50
Investment Operations:
Investment (loss)—net[b]	(.05)	(.08)
Net realized and unrealized gain (loss) on investments	.39	(4.00)
Total from Investment Operations	.34	(4.08)
Distributions:
Tax return of capital	(.19)	(.10)
Net asset value, end of period	8.47	8.32
Total Return (%)[c,d]	4.34	(32.66)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[e]	3.40	3.47
Ratio of net expenses to average net assets[e]	1.88	2.03
Ratio of net investment (loss) to average net assets[e]	(1.22)	(1.38)
Portfolio Turnover Rate[c]	82.05	57.76
Net Assets, end of period ($ x 1,000)	4,020	3,836

a From April 30, 2015 (commencement of operations) to November 30, 2015.

b Based on average shares outstanding.

c Not annualized.

d Exclusive of sales charge.

e Annualized.

See notes to financial statements.

14

Class C Shares	Six Months Ended May 31, 2016	Year Ended
	(Unaudited)	November 30, 2015[a]
Per Share Data ($):
Net asset value, beginning of period	8.28	12.50
Investment Operations:
Investment (loss)—net[b]	(.07)	(.13)
Net realized and unrealized gain (loss) on investments	.38	(3.99)
Total from Investment Operations	.31	(4.12)
Distributions:
Tax return of capital	(.19)	(.10)
Net asset value, end of period	8.40	8.28
Total Return (%)[c,d]	3.99	(32.98)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[e]	4.16	4.22
Ratio of net expenses to average net assets[e]	2.63	2.76
Ratio of net investment (loss) to average net assets[e]	(1.97)	(2.16)
Portfolio Turnover Rate[c]	82.05	57.76
Net Assets, end of period ($ x 1,000)	677	667

a From April 30, 2015 (commencement of operations) to November 30, 2015.

b Based on average shares outstanding.

c Not annualized.

d Exclusive of sales charge.

e Annualized.

See notes to financial statements.

15

FINANCIAL HIGHLIGHTS (continued)

Class I Shares	Six Months Ended May 31, 2016	Year Ended
	(Unaudited)	November 30, 2015[a]
Per Share Data ($):
Net asset value, beginning of period	8.33	12.50
Investment Operations:
Investment (loss)—net[b]	(.04)	(.07)
Net realized and unrealized gain (loss) on investments	.39	(4.00)
Total from Investment Operations	.35	(4.07)
Distributions:
Tax return of capital	(.19)	(.10)
Net asset value, end of period	8.49	8.33
Total Return (%)[c]	4.45	(32.58)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[d]	3.12	3.21
Ratio of net expenses to average net assets[d]	1.63	1.77
Ratio of net investment (loss) to average net assets[d]	(.98)	(1.16)
Portfolio Turnover Rate[c]	82.05	57.76
Net Assets, end of period ($ x 1,000)	8,141	7,907

a From April 30, 2015 (commencement of operations) to November 30, 2015.

b Based on average shares outstanding.

c Not annualized.

d Annualized.

See notes to financial statements.

16

Class Y Shares	Six Months Ended May 31, 2016	Year Ended
	(Unaudited)	November 30, 2015[a]
Per Share Data ($):
Net asset value, beginning of period	8.33	12.50
Investment Operations:
Investment (loss)—net[b]	(.04)	(.07)
Net realized and unrealized gain (loss) on investments	.39	(4.00)
Total from Investment Operations	.35	(4.07)
Distributions:
Tax return of capital	(.19)	(.10)
Net asset value, end of period	8.49	8.33
Total Return (%)[c]	4.45	(32.58)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[d]	3.09	3.20
Ratio of net expenses to average net assets[d]	1.61	1.76
Ratio of net investment (loss) to average net assets[d]	(.97)	(1.15)
Portfolio Turnover Rate[c]	82.05	57.76
Net Assets, end of period ($ x 1,000)	9,181	7,769

a From April 30, 2015 (commencement of operations) to November 30, 2015.

b Based on average shares outstanding.

c Not annualized.

d Annualized.

See notes to financial statements.

17

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus MLP Fund (the “fund”) is a separate non-diversified series of Strategic Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering ten series, including the fund. The fund’s investment objective is to seek total return, consisting of capital appreciation and income. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. The Boston Company Asset Management, LLC (“TBCAM”), a wholly-owned subsidiary of BNY Mellon and an affiliate of Dreyfus, serves as the fund’s sub-investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares. The fund is authorized to issue 100 million shares of $.001 par value Common Stock in each of the following classes of shares: Class A, Class C, Class I and Class Y. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I and Class Y shares are sold at net asset value per share generally to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

As of May 31, 2016, MBC Investments Corp., an indirect subsidiary of BNY Mellon, held 320,000 Class A, 80,000 Class C, 800,000 Class I and 800,000 Class Y shares of the fund.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive

18

releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Company’s Board of Directors (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy.

20

Options traded over-the-counter (“OTC”) are valued at the mean between the bid and asked price and are generally categorized within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of May 31, 2016 in valuing the fund’s investments:

Level 1 - Unadjusted Quoted Prices		Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities - Domestic Common Stocks†	2,878,808	—	—	2,878,808
Master Limited Partnership Shares†	17,900,013	—	—	17,900,013
Mutual Funds	1,189,175	—	—	1,189,175
Warrants†	12,149	—	—	12,149
Liabilities ($)
Securities Sold Short:
Master Limited Partnerships ††	(394,622)	—	—	(394,622)
Exchange-Traded Funds††	(654,917)	—	—	(654,917)

† See Statement of Investments for additional detailed categorizations.

†† See Statement of Securities Sold Short for additional detailed categorizations.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended May 31, 2016 were as follows:

21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Affiliated Investment Company	Value 11/30/2015 ($)	Purchases ($)	Sales ($)	Value 5/31/2016 ($)	Net Assets (%)
Dreyfus Institutional Preferred Plus Money Market Fund	2,387,402	8,428,739	9,626,966	1,189,175	5.4

(d) Risk: The fund invests primarily in Master Limited Partnerships (“MLPs”). MLPs and MLP-related investments comprise a minimum of 80% of investable assets of the fund. The majority of MLPs operate in the energy and/or natural resources sector. MLPs are generally organized under state law as limited partnerships or limited liability companies. An MLP consists of at least one general partner and one or more limited partners. The general partner controls the operations and management of the MLP and has an ownership stake in the MLP. The limited partners, through their ownership of limited partner interests, contribute capital to the entity, have a limited role in the operation and management of the entity and receive cash distributions.

MLPs are subject to certain risks, such as supply and demand risk, depletion and exploration risk, commodity pricing risk, acquisition risk, and the risk associated with the hazards inherent in midstream energy industry activities. A substantial portion of the cash flow received by the fund is derived from investments in equity securities of MLPs. The amount of cash that MLPs have available for distributions, and the tax character of such distributions, are dependent upon the amount of cash generated by the MLP’s operations.

(e) Distributions to shareholders: The fund currently anticipates making quarterly distributions to its shareholders of substantially all of the fund’s distributable cash flow received as cash distributions from MLPs, interest payments received on debt securities owned by the fund, and other payments on or derived from securities owned by the fund.

The fund intends to pay out a consistent dividend that over time approximates the distributions received from the fund’s portfolio investments based on, among other considerations, distributions the fund actually receives from portfolio investments and estimated future cash flows. Because the fund’s policy will be to pay consistent dividends based on estimated income from investments and future cash flows, the fund’s dividends may exceed the amount the fund actually receives from its portfolio investments.

22

The fund’s distributions will be treated for U.S. federal income tax purposes as (i) first, taxable dividends to the extent of a shareholder’s allocable share of the fund’s earnings and profits, (ii) second, on-taxable returns of capital to the extent of a shareholder’s tax basis in their shares of the fund (for the portion of those distributions that exceed the fund’s earnings and profits) and (iii) third, taxable gains (for the balance of those distributions). Dividend income will be treated as “qualified dividends” for federal income tax purposes, subject to favorable capital gain tax rates, provided that certain requirements are met. Unlike a regulated investment company under Sub-Chapter M of the Internal Revenue Code, the fund will not be able to pass-through the character of its recognized net capital gain by paying “capital gain dividends.” Cash distributions from an MLP to the fund that exceed the fund’s allocable share of such MLP’s net taxable income will reduce the fund’s adjusted tax basis in the equity securities of the MLP.

(f) Return of capital estimates: Distributions received from the fund’s investments in MLPs generally are comprised of income and return of capital. The fund records investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from each MLP and other industry sources. These estimates may subsequently be revised based on information received from MLPs after the tax reporting periods are concluded. During the period ended May 31, 2016, fund distributions are expected to be comprised of 100% return of capital and are recorded as such.

(g) Federal income taxes: The fund is treated as a regular corporation for U.S. federal and state income tax purposes, and will pay federal and state income tax on its taxable income. Currently, the maximum marginal regular federal income tax rate for a corporation is 35%. The fund may be subject to a 20% alternative minimum tax on its federal alternative minimum taxable income to the extent that its alternative minimum tax exceeds its regular federal income tax. The fund is currently using an estimated rate of 34% for federal income tax and 2% for state and local tax, net of federal tax benefit.

The fund invests primarily in MLPs, which generally are intended to be treated as partnerships for federal income tax purposes. As a partner in the MLPs, the fund must report its allocable share of the MLPs’ taxable income or loss in computing the fund’s taxable income or loss, regardless of the extent (if any) to which the MLPs make distributions.

The fund’s income tax expense or benefit is included in the Statement of Operations based on the components of income or gains (losses) to which

23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

such expense or benefit relates. Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Such temporary differences are principally: (i) taxes on unrealized gains (losses), which are attributable to the temporary difference between fair market value and tax basis, (ii) the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting and income tax purposes and (iii) the net deferred tax benefit of accumulated net operating losses and capital loss carryforwards. During the period ended May 31, 2016, the fund had no income tax expense or benefit.

Deferred tax assets and liabilities are measured using effective tax rates expected to apply to taxable income in the years such temporary differences are realized or otherwise settled. To the extent the fund has a deferred tax asset, consideration is given to whether or not a valuation allowance is required. A valuation allowance is required if, based on the evaluation criterion provided by ASC 740, it is more-likely-than-not that some portion or the entire deferred tax asset will not be realized. The factors considered in assessing the fund’s valuation allowance are the nature, frequency and severity of current and cumulative losses, forecasts of future profitability, the duration of the statutory carryforward periods and the associated risks that operating and capital loss carryforwards may expire unused.

At May 31, 2016, the components of the fund’s deferred tax assets and liabilities were as follows:

Deferred tax assets:
Net operating loss carryforwards	$(113,023)
Capital loss carryforwards	(2,560,844)
Unrealized gains on investment securities	71,396
Total deferred tax assets, before valuation allowance	(2,602,471)
Valuation allowance	2,602,471
Net deferred tax assets, after valuation allowance	$0

Unexpected significant decreases in cash distributions from the fund’s MLP investments or significant declines in the fair value of its investments may change the fund’s assessment regarding the recoverability of its deferred tax assets and may result in a valuation allowance. If a valuation allowance is required to reduce any deferred tax asset in the future, it could have a material impact on the fund’s net asset value and results of operations. At May 31, 2016, the valuation allowance for deferred tax

24

assets was deemed necessary because Dreyfus believes it is more-likely-than-not that the fund will not be able to recognize deferred tax assets through future taxable income.

Net operating loss carryforwards and capital loss carryforwards are available to offset future taxable income. The fund’s net operating loss carryforward of $219,229 will expire on November 30, 2035 and the capital loss carryforward of $1,598,631 will expire on November 30, 2020.

The fund may rely, to some extent, on information provided by the MLPs, which may not be available on a timely basis, to estimate taxable income allocable to MLP shares held in its portfolio, and to estimate its associated deferred tax liability or assets. Such estimates are made in good faith. From time to time, as new information becomes available, the fund may modify its estimates or assumptions regarding its tax liability or asset.

The fund files income tax returns in the U.S. federal jurisdiction and various states. The fund has reviewed all major jurisdictions and concluded that there is no significant impact on the fund’s net assets and no tax liability resulting from unrecognized tax benefits or expenses relating to uncertain tax positions expected to be taken on its tax returns.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $555 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to January 11, 2016, the unsecured credit facility with Citibank, N.A. was $480 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended May 31, 2016, the fund did not borrow under the Facilities.

NOTE 3—Management Fee, Sub-Investment Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of 1.00% of the value of the fund’s average daily net assets and is payable monthly. Dreyfus has contractually agreed, from April 30, 2016 through May 1, 2017, to waive receipt of its fees and/or assume the expenses of the fund, so that the expenses of none of the classes (excluding Rule 12b-1 Distribution Plan fees, Shareholder

25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Services Plan fees, dividend and interest expense on securities sold short, taxes, such as deferred tax expenses, interest expense, commitment fees on borrowings, brokerage commissions and extraordinary expenses) exceed 1.25% of the value of the fund’s average daily net assets. The reduction in expenses, pursuant to the undertaking, amounted to $134,007 during the period ended May 31, 2016.

Pursuant to a sub-investment advisory agreement between Dreyfus and TBCAM, TBCAM serves as the fund’s sub-investment adviser responsible for the day-to-day management of the fund’s portfolio. Dreyfus pays TBCAM a monthly fee at an annual percentage of the value of the fund’s average daily net assets. Dreyfus has obtained an exemptive order from the SEC (the “Order”), upon which the fund may rely, to use a manager of managers approach that permits Dreyfus, subject to certain conditions and approval by the Board, to enter into and materially amend sub-investment advisory agreements with one or more sub-investment advisers who are either unaffiliated with Dreyfus or are wholly-owned subsidiaries (as defined under the Act) of Dreyfus’ ultimate parent company, BNY Mellon, without obtaining shareholder approval. The Order also allows the fund to disclose the sub-investment advisory fee paid by Dreyfus to any unaffiliated sub-investment adviser in the aggregate with other unaffiliated sub-investment advisers in documents filed with the SEC and provided to shareholders. In addition, pursuant to the Order, it is not necessary to disclose the sub-investment advisory fee payable by Dreyfus separately to a sub-investment adviser that is a wholly-owned subsidiary of BNY Mellon in documents filed with the SEC and provided to shareholders; such fees are to be aggregated with fees payable to Dreyfus. Dreyfus has ultimate responsibility (subject to oversight by the Board) to supervise any sub-investment adviser and recommend the hiring, termination, and replacement of any sub-investment adviser to the Board.

During the period ended May 31, 2016, the Distributor retained $14 from commissions earned on sales of the fund’s Class A shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended May 31, 2016, Class C shares were charged $2,229 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports

26

and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended May 31, 2016, Class A and Class C shares were charged $4,318 and $743, respectively, pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended May 31, 2016, the fund was charged $553 for transfer agency services and $15 for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $7.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended May 31, 2016, the fund was charged $6,810 pursuant to the custody agreement.

During the period ended May 31, 2016, the fund was charged $4,812 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $18,045, Distribution Plan fees $419, Shareholder Services Plan fees $965, custodian fees $2,943, Chief Compliance Officer fees $4,010 and transfer agency fees $175, which are offset against an expense reimbursement currently in effect in the amount of $2,070.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities and securities sold short, excluding short-term securities and options transactions, during the period ended May 31, 2016 were as follows:

	Purchases ($)	Sales ($)
Long transactions	16,574,233	14,408,904
Short sale transactions	3,514,578	1,756,961
Total	20,088,811	16,165,865

Short Sales: The fund is engaged in short-selling which obligates the fund to replace the security borrowed by purchasing the security at current market value. The fund incurs a loss if the price of the security increases between the date of the short sale and the date on which the fund replaces the borrowed security. The fund realizes a gain if the price of the security declines between those dates. Until the fund replaces the borrowed security, the fund will maintain daily a segregated account with a broker or custodian of permissible liquid assets sufficient to cover its short positions. Securities Sold Short at May 31, 2016 and their related market values and proceeds, are set forth in the Statement of Securities Sold Short.

The fund is liable for any dividends payable on securities while those securities are in a short position. Dividends declared on short positions are recorded on the ex-dividend date and recorded as an expense in the Statement of Operations. The fund is charged a securities loan fee in connection with short sale transactions which is recorded as interest on securities sold short in the Statement of Operations.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund during the period ended May 31, 2016 is discussed below.

Options Transactions: The fund purchases and writes (sells) put and call options to hedge against changes in or as a substitute for an investment. The fund is subject to market risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying financial instrument at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying

28

financial instrument at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument decreases between those dates.

As a writer of an option, the fund has no control over whether the underlying financial instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the financial instrument underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received. The Statement of Operations reflects any unrealized gains or losses which occurred during the period as well as any realized gains or losses which occurred upon the expiration or closing of the option transaction. At May 31, 2016, there were no options outstanding.

The following summarizes the average market value of derivatives outstanding during the period ended May 31, 2016:

Average Market Value ($)
Equity options contracts	19,730

At May 31, 2016, accumulated net unrealized appreciation on investments was $224,913, consisting of $2,411,530 gross unrealized appreciation and $2,186,617 gross unrealized depreciation.

At May 31, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

29

For More Information

Dreyfus MLP Fund

200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Sub-Investment Adviser

The Boston Company
Asset Management LLC
BNY Mellon Center
One Boston Place
Boston, MA 02108

Custodian

The Bank of New York Mellon
225 Liberty Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols:	Class A: DMFAX Class C: DMFCX Class I: DMFIX Class Y: DMFYX

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. (phone 1-800-SEC-0330 for information).

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2016 MBSC Securities Corporation 4009SA0516

Item 2.       Code of Ethics.

                  Not applicable.

Item 3.       Audit Committee Financial Expert.

                  Not applicable.

Item 4.       Principal Accountant Fees and Services.

                  Not applicable.

Item 5.       Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.       Investments.

(a)              Not applicable.

Item 7.       Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                  Not applicable.

Item 8.       Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.       Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                  Not applicable.

Item 10.     Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.     Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.     Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Strategic Funds, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    July 21, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    July 21, 2016

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    July 21, 2016

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)